                                                  1933 Act File No. 333-16157
                                                  1940 Act File No. 811-07925

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........        X

Pre-Effective Amendment No.      .................................

Post-Effective Amendment No.__21_                                       __X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

Amendment No.   22................................................        X

                                 WESMARK FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania  15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          Todd P. Zerega, Secretary,
                          Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_X_ immediately upon filing pursuant to paragraph (b)
_ _ on _____________________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
___ on _________________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

____  This  post-effective  amendment  designates  a  new  effective  date  for
s previously filed post-effective amendment.

                                 Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, D.C.  20006

PROSPECTUS

WesMark Funds

WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Government Bond Fund
(formerly, WesMark Bond Fund)
WesMark West Virginia Municipal Bond Fund

WesMark Funds (the “Trust”) is an open-end, management investment company. The Trust has five separate investment portfolios (“fund” or “funds”). Each fund offers its own shares and has a distinct investment goal to meet specific investor needs.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Risk Return Summary	1
What are the Funds’ Investment Objectives?	1
What are the Funds’ Main Investment Strategies?	1
What are the Funds’ Fees and Expenses?	15
What are the Funds’ Investment Strategies?	16
What are the Principal Securities in Which the Funds Invest?	20
What are the Specific Risks of Investing in the Funds?	24
What Do Shares Cost?	27
How are the Funds Sold?	29
Payments to Financial Intermediaries	29
How to Purchase Shares	30
How to Redeem and Exchange Shares	31
Account and Share Information	33
Who Manages the Funds?	36
Financial Information	37

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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MARCH 31, 2007

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Risk/Return Summary

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What are the Funds’ Investment Objectives?

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Fund	Objective

WesMark Small Company Growth Fund (Small Company Growth Fund)	To achieve capital appreciation
WesMark Growth Fund (Growth Fund)	To achieve capital appreciation
WesMark Balanced Fund (Balanced Fund)	To achieve capital appreciation and income
WesMark Government Bond Fund (Government Bond Fund) (formerly, WesMark Bond Fund)	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (West Virginia Municipal Bond Fund)	To achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

What are the Funds’ Main Investment Strategies?

The Funds’ investment adviser is WesBanco Investment Department (“Adviser”).

WESMARK SMALL COMPANY GROWTH FUND

The Fund pursues its investment objective by investing at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in investments in small capitalization companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 Index (“Russell 2000”), or the Standard & Poor’s Small Cap 600 Index (“S&P 600”). The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund may purchase exchange traded funds (“ETFs”) in order to achieve exposure to a specific market sector, or other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

WESMARK GROWTH FUND

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The Fund pursues its investment objective primarily by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks and ETFs.

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WESMARK BALANCED FUND

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The Fund pursues its investment objective by investing in a mix of equity, fixed-income and money market investments. The Fund’s portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e. stocks may be selected for either their growth characteristics or value characteristics, or both. The Adviser anticipates investing the equity allocation primarily in the common stock of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in foreign securities and common stocks of companies with small market capitalizations.

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Within the fixed-income allocation the Adviser selects primarily U.S. dollar denominated investment-grade fixed-income securities rated in one of the top four ratings categories by a nationally recognized statistical ratings organization (“NRSRO”) or securities that are unrated but are determined by the Adviser to be of comparable quality. The Fund’s Adviser allocates relatively more assets to the fixed-income security type that the Adviser expects to offer the best balance between capital appreciation and income and risk. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity.

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Within the money market allocation the Adviser invests in money market Funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

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The Fund may purchase ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

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WESMARK GOVERNMENT BOND FUND

(formerly, Wesmark Bond Fund)

The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities, (“GSEs”). The Fund’s portfolio may also include investment-grade corporate debt securities.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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The principal risks of investing in each Fund are described below. Additional risks applicable to the Funds are described in the Funds’ Statement and Additional Information, which is available upon request. In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

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For example, a fund’s share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank, including WesBanco Bank, (“WesBanco”), are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks	Small Company Growth Fund	Growth Fund	Balanced Fund	Government Bond Fund	West Virginia Municipal Bond Fund

Stock Market Risks[1]	X	X	X

Credit Risks[2]			X	X	X

Interest Rate Risks[3]			X	X	X

Risks Related to Investing for Value[4]			X

Risks Related to Investing for Growth[5]	X	X	X

Risks Related to Company Size[6]	X		X

Risks Related to Complex CMOs[7]			X	X

Call Risks[8]			X	X	X

Prepayment Risks[9]			X	X

Sector Risks[10]	X	X	X		X

Tax Risks[11]					X

Diversification Risks[12]					X

Exchange Traded Funds Risks[13]	X	X	X

West Virginia Risks[14]					X

Risks of Foreign Investing[15]			X

Currency Risks[16]			X

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1 The value of equity securities rise and fall.

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2 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

3 Prices of fixed-income securities rise and fall in response to interest rate changes.

4 Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

5 Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.

6 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.

7 CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

8 An issuer may redeem a fixed-income security before maturity at a price below its current market price.

9 The relative volatility of mortgage-backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

10 Certain market sectors may underperform other sectors or the market as a whole.

11 Changes in federal tax laws may cause the prices of tax-exempt securities to fall.

12 Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

13 ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate.

14 The portfolio may comprise securities issued or credit enhanced by issuers located in West Virginia. Therefore, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

15 Foreign securities pose additional risks because foreign economies or political conditions may be less favorable than those of the United States.

16 Exchange rates for currencies fluctuate daily.

WESMARK SMALL COMPANY GROWTH FUND

Risk/Return Bar Chart and Table

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The Fund is the successor to the portfolio of a common trust fund (CTF) (the “Predecessor Fund”). The Predecessor Fund was managed by WesBanco Investment Department, the Fund’s Investment Adviser. Prior to the Fund’s commencement of operations date on August 8, 2000, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund’s expenses. The CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 46.14% (quarter ended December 31, 1999). Its lowest quarterly return was (29.97)% (quarter ended September 30, 2001).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table shows returns for the Russell 2000 Index (Russell 2000), an unmanaged index of small company stocks. The Russell 2000 is a broad-based market index. The table also shows returns for the Lipper Small Cap Growth Funds Average (LSCGFA) and the Lipper Small Cap Core Funds Average (LSCCFA), both averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Fund[2]

Return Before Taxes	9.39%	4.28%	(0.53)%

Return After Taxes on Distributions[3]	9.39%	4.28%	(0.73)%

Return After Taxes on Distributions and Sale of Fund Shares[3]	6.10%	3.69%	(0.53)%

Russell 2000	18.37%	11.39%	8.62%

LSCGFA	10.34%	5.96%	1.11%

LSCCFA	14.92%	11.43%	(0.53)%

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1 The Fund’s start of performance date was August 8, 2000.

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2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund’s commencement of operations, the CTF’s assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sale of Fund shares would have been disclosed above.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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WESMARK GROWTH FUND

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s start of performance date was April 14, 1997.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 21.67% (quarter ended December 31, 1998). Its lowest quarterly return was (16.55)% (quarter ended June 30, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), an unmanaged, broad-based market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The table also shows returns for Lipper Large Cap Core Index (LLCC), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Fund

Return Before Taxes	8.72%	3.56%	9.68%

Return After Taxes on Distributions[2]	7.58%	3.30%	8.28%

Return After Taxes on Distributions and Sale of Fund Shares[2]	6.50%	2.99%	7.98%

S&P 500	15.79%	6.19%	8.58%

LLCC	13.39%	5.00%	7.60%

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1 The Fund’s start of performance date was April 14, 1997.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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WESMARK BALANCED FUND

Risk/Return Bar Chart and Table

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The Fund is the successor to the portfolio of a common trust fund (CTF) (the “Predecessor Fund”). The Predecessor Fund was managed by WesBanco Investment Department, the Fund’s Investment Adviser. Prior to the Fund’s commencement of operations date of April 20, 1998, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund’s expenses. The CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 10.68% (quarter ended June 30, 2003).
Its lowest quarterly return was (11.46)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table shows returns for the Standard & Poor’s 500 Index (S&P 500), an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Also shown is the Lehman Brothers Government/Credit Total Index (LBGCT), an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; bonds guaranteed by the U.S. government and quasi-federal coporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Both the S&P 500 and the LBGCT are broad-based market indexes. The table also shows returns for the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Fund[2]

Returns Before Taxes	9.63%	2.26%	3.93%

Returns After Taxes on Distributions[3]	9.07%	1.81%	2.81%

Returns after Taxes on Distributions and Sale of Fund Shares[3]	6.24%	1.72%	2.82%

S&P 500	15.79%	6.19%	4.34%

LBGCT	3.78%	5.17%	5.91%

LBFA	10.65%	5.65%	3.93%

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1 The Fund’s start of performance date was April 20, 1998.

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2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund’s commencement of operations, the CTF’s assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and sale of Fund Shares would have been disclosed above.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

WESMARK GOVERNMENT BOND FUND

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund has changed its investment strategy and the prior performance shown is a result of the prior investment strategy which did not require the Fund to normally invest at least 80% of its assets in U.S. government fixed income securities. Future results may differ under the new investment strategy.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s start of performance date was April 20, 1998.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.46% (quarter ended December 31, 2000). Its lowest quarterly return was (1.94)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table shows returns for the Lehman Brothers Intermediate Government/Credit Index (LBIGCI), a broad-based market index comprised of approximately 5,000 bond issues with an approximate average maturity of nine years. The table also shows returns for the Lipper Intermediate Government Funds Average (LIGFA) and the Lipper Intermediate Investment Grade Debt Funds Average (LIIGDFA), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category indicated.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Fund

Returns Before Taxes	4.08%	3.16%	4.28%

Returns After Taxes on Distributions[2]	2.60%	1.86%	2.53%

Returns after Taxes on Distributions and Sale of Fund Shares[2]	2.63%	1.93%	2.57%

LBIGCI	4.14%	4.43%	5.54%

LIGFA	3.48%	3.83%	4.84%

LIIGDFA	4.06%	4.54%	5.12%

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1 The Fund’s start of performance date was April 20, 1998.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Risk/Return Bar Chart and Table

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The Fund is the successor to the portfolio of a common trust fund (CTF) (the “Predecessor Fund”). The Predecessor Fund was managed by WesBanco Investment Department, the Fund’s Investment Adviser. Prior to the Fund’s commencement of operations date of April 14, 1997, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund’s expenses. The CTF was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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Within the periods shown in the bar chart, the Fund’s highest quarterly return was 4.08% (quarter ended December 31, 2000). Its lowest quarterly return was (1.81)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5 Year General Obligation Bond Index (LB5GO), a broad-based market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years. The table also shows returns for the Lipper Intermediate Municipal Debt Funds Average (LIMDFA), an average of funds with similar objectives that invest at least 65% of their assets in municipal debt issued in the top four credit ratings. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index. Lipper figures represent the average of total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

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(For the periods ended December 31, 2006)

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	1 Year	5 Years	Start of Performance[1]

Fund[2]

Return Before Taxes	3.24%	3.83%	4.37%

Return After Taxes on Distributions[3]	3.24%	3.80%	4.35%

Return After Taxes on Distributions and Sale of Fund Shares[3]	3.27%	3.75%	4.30%

LB5GO	3.38%	4.09%	4.85%

LIMDFA	3.51%	4.08%	4.66%

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1 The Fund’s start of performance date was April 14,1997.

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2 The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund’s commencement of operations, the CTF’s assets were transferred to the Fund in exchange for Fund shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sale of Fund shares would have been disclosed above.

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3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Funds’ Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

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Shareholder Fees	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee[2]	0.75%	0.75%	0.75%	0.60%	0.60%

Distribution (12b-1) Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%	0.00%

Other Expenses[5]	0.84%	0.50%	0.68%	0.51%	0.61%

Total Annual Fund Operating Expenses	1.85%	1.51%	1.69%	1.37%	1.46%

1 The percentages shown are based on expenses for the entire fiscal year ended January 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, administrator, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses each Fund actually paid for the fiscal year ended January 31, 2007.

Total Waivers of Fund Expenses	0.44%	0.26%	0.28%	0.26%	0.35%
Total Actual Annual Fund Operating Expenses (after waivers)	1.41%	1.25%	1.41%	1.11%	1.11%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the WesMark Small Company Growth Fund, WesMark Growth Fund, WesMark Balanced Fund, WesMark Government Bond Fund and WesMark West Virginia Municipal Bond Fund (after the voluntary waivers) were 0.74%, 0.74%, 0.73%, 0.59%, and 0.50%, respectively, for the fiscal year ended January 31, 2007.

3 The Funds did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 2007. The Funds have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending January 31, 2008.

4 The Funds’ shareholders indirectly bear the expenses of the acquired funds in which the Funds invest. The Funds’ estimated indirect expenses from investing in the acquired funds is based upon the average allocation of the Funds’ investments in the acquired funds and upon the actual total operating expenses of the acquired funds (including any current waivers and expense limitations) for the fiscal year ended January 31, 2007. Actual acquired fund expenses incurred by the Funds may vary with changes in the allocation of the Funds assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The shareholder services provider voluntarily waived a portion of the shareholder services fee for the WesMark Small Company Growth Fund. The administrator voluntarily waived a portion of its fee for the WesMark Small Company Growth Fund and the WesMark Balanced Fund. The administrator and the shareholder services provider can terminate these voluntary waivers at any time. Total other expenses paid by the WesMark Small Company Growth Fund and the WesMark Balanced Fund (after the voluntary waivers) were 0.66% and 0.67%, respectively, for the fiscal year ended January 31, 2007.

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Example

This example is intended to help you compare the cost of investing in each of the WesMark Funds (“the Funds”) with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

WesMark Small Company Growth Fund	$188	$582	$1,001	$2,169

WesMark Growth Fund	$154	$477	$824	$1,802

WesMark Balanced Fund	$172	$533	$918	$1,998

WesMark Government Bond Fund	$139	$434	$750	$1,646

WesMark West Virginia Municipal Bond Fund	$149	$462	$797	$1,746

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What are the Funds’ Investment Strategies?

WESMARK SMALL COMPANY GROWTH FUND

The Adviser selects stocks of companies which meet certain fundamental and technical standards of selection, and have an above-average potential for appreciation. The Fund will typically invest in companies in market sectors that offer the highest growth potential, which historically have been telecommunication, computer hardware and software, technology, healthcare, and biotechnology. However, the Fund may invest in other sectors if, in the Adviser’s opinion, they offer a better opportunity for growth. The Adviser will select stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distributions, or overall business restructuring. The Fund’s investment philosophy will be to select rapidly growing companies with the expectation that this rapid growth will overcome any deficiencies in either balance sheet strength or high valuation. Opportunities that are identified in more mature industries may also be selected for investment by the Fund.

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The Fund may purchase shares of ETFs. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.

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The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.

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The Fund under normal circumstances, will invest at least 80% of its net assets in investments in small companies. In creating a diversified portfolio of common stocks of small-sized companies the Adviser will define small companies as companies with market capitalizations similar to companies in the Russell 2000 or the S&P 600 which are unmanaged, broad-based capitalization-weighted indexes representing all major industries in the small-cap sector of the U.S. stock market. As of December 31, 2006, the Russell 2000’s market capitalization range was $68 million to $3.0 billion and the S&P 600’s range was $70 million to $3.6 billion. The capitalization ranges of the indexes frequently change as the market value of the stocks that comprise the indexes change or as stocks are added or removed from the indices.If a company is within the capitalization range of an index at the time of investment, but subsequently falls outside the index range, the Fund will not be required to sell such company’s security.

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Because the Fund refers to small company investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund to normally invest less than 80% of its assets in investments in small companies.

WESMARK GROWTH FUND

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The Fund strives to meet its investment goal by selecting growth-oriented stocks of companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity. These stocks are purchased by the Fund when their price-earnings ratio in relation to market averages such as the Standard & Poor’s 500 Index (“S&P 500”) is within historical ranges. Although a company’s earnings may be continually growing, the Fund may sell such a company if, in the judgment of the Adviser, its stock price is excessively overvalued.

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Most often, these companies will be considered as “large-” or “mid-” capitalization companies. The Fund’s investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

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The Fund may purchase shares of ETFs. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.

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The Adviser anticipates investing its cash balances in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and Treasury securities.

WESMARK BALANCED FUND

The Fund pursues its investment objectives by investing in a mix of equity, fixed-income and money market investments. The Fund’s portfolio is constructed by the Adviser using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed-income securities and the percentage to invest in money market investments based on its view of economic and market conditions. In making this determination, the Fund will stay within a percentage range for equity securities, fixed-income securities and money market instruments. The following table shows the percentage ranges for the Fund:

Equity	Fixed-income	Money Market

30-70%	30-70%	0-40%

Within the equity allocation, the Adviser anticipates investing primarily in the common stock of domestic companies with large and medium market capitalizations; however the Adviser may also invest in domestic companies with small capitalizations as well as foreign equity securities. The Adviser may use a blend of styles in selecting stocks, i.e. stocks may be selected for either their growth characteristics or value characteristics, or both. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

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Within the fixed-income allocation the Adviser anticipates investing primarily in U.S. dollar dominated investment-grade fixed-income securities. Investment-grade securities are securities rated in one of the top four ratings categories by a NRSRO or securities that are unrated but are determined by the Adviser to be of comparable quality. (See “Investment Ratings for Investment-Grade Securities”). Such investment-grade securities include U.S. government agency and treasury securities, investment-grade corporate debt securities, mortgage-backed securities and asset-backed securities.The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Within the money market allocation the Adviser anticipates investing in money market funds, repurchase agreements or in short-term, high-quality fixed-income securities issued by banks, corporations and the U.S. government. The Adviser seeks to limit the credit risk taken by the Fund by monitoring the credit condition of portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

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The Fund may purchase shares of ETFs. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific market sector, or for other reasons consistent with its investment strategy.

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By combining equity securities, fixed-income securities and money market instruments, the Fund seeks to dampen market volatility, while striving to achieve its investment objective.

WESMARK GOVERMENT BOND FUND

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The Fund invests primarily in a portfolio of U.S. government securities. The Fund’s portfolio may also include investment-grade corporate debt securities. The Fund determines whether securities are investment-grade based on credit ratings issued by one or more NRSROs. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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In addition to securities issued by the U.S. Treasury, the Fund intends to invest in the securities of U.S. GSEs, including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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The Fund’s investment adviser allocates the portfolio holdings between these types of securities based on its interest rate outlook. The Adviser selects securities with longer or shorter duration, but does not target any specific duration for the Fund, based on its assessment of market conditions by analyzing a variety of factors such as:

  Current and expected economic growth and inflation
  Anticipated Federal Reserve monetary policy
  Trends in the value of the U.S. dollar in foreign exchange markets
  Changes in the supply of, or demand for, U.S. government securities

Duration measures the price sensitivity of a portfolio of fixed-income securities to changes in interest rates. The Fund may invest in securities of any maturity.

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The Adviser may include collateralized mortgage obligations (“CMOs”) in addition to mortgage-backed securities and Federal Agency Notes with various call features in an attempt to take advantage of current and potential yield differentials existing from time to time between these securities in order to increase the Fund’s return.

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Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

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The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies, and authorities, and other issuers (such as possessions or territories of the U.S.), the interest of which is exempt from federal and West Virginia income tax (“West Virginia Municipal Securities”). As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and the income taxes imposed by the State of West Virginia. For purposes of this policy, the tax-free interest must not be a preference item for purposes of computing the federal alternative minimum tax (“AMT”).

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The Adviser may attempt to minimize market volatility by selecting intermediate term securities (securities with an average maturity generally between five and seven years). The Fund will buy and sell securities to take advantage of opportunities to enhance yield. These transactions may generate capital gains (losses) which have different tax treatment than tax-exempt interest income. The Fund may invest a portion of its assets in non-West Virginia municipal bonds if, in the judgement of the Adviser, the supply and yield of such securities would be beneficial to the Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Funds Invest?

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. The following table indicates the principal securities in which each fund invests.

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Securities	Small Company Growth Fund	Growth Fund	Balanced Fund	Government Bond Fund	Municipal Bond Fund

Common Stocks	X	X	X

Preferred Stocks			X

Foreign Securities			X

Treasury Securities			X	X

Agency Securities			X	X

Corporate Debt Securities			X	X

Mortgage-Backed Securities			X	X

Collateralized Mortgage Obligations			X	X

Asset-Backed Securities		X	X	X

Exchange Traded Funds	X	X	X

Securities of Investment Companies	X	X	X	X	X

Credit Enhancement					X

Tax-exempt Securities					X

General Obligation Bonds					X

Special Revenue Bonds					X

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EQUITY SECURITIES

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Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Fund invests.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed-income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, although the federal government sponsors their activities. These include the Farm Credit System, the Financing Corporation, and Resolution Funding Corporation.Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund creates mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. Pass-through certificates are the simplest form of mortgage backed securities. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

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IOs AND POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

TAX-EXEMPT SECURITIES

Tax-exempt securities are fixed-income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds’ custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Investing in Securities of Other Investment Companies

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The Fund may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, Inc., as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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Exchange Traded Funds

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Certain of the Funds may also invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

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INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES

The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more NRSRO. For example, Standard and Poor’s, a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the issuer’s ability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment-grade.

What are the Specific Risks of Investing in the Funds?

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The principal risks of investing in each Fund are described below. Additional risks applicable to the Funds are described in the Funds’ Statement of Additional Information, which is available upon request.

Risks	Small Company Growth Fund	Growth Fund	Balanced Fund	Government Bond Fund	West Virginia Municipal Bond Fund

Stock Market Risks	X	X	X

Credit Risks			X	X	X

Interest Rate Risks			X	X	X

Risks Related to Investing for Value			X

Risks Related to Investing for Growth	X	X	X

Risks Associated with Company Size	X		X

Risks Related to Complex CMOs			X	X

Call Risks			X	X	X

Prepayment Risks			X	X

Sector Risks	X	X	X		X

Tax Risks					X

Diversification Risks					X

Exchange Traded Funds Risks	X	X	X

West Virginia Risks					X

Risks of Foreign Investing			X

Currency Risks			X

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STOCK MARKET RISKS

  The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
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  Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.
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  Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction (such as a repurchase agreement) involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

  Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS ASSOCIATED WITH COMPLEX CMOS

  CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

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CALL RISKS

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  Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
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PREPAYMENT RISKS

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  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage-backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed-income securities with comparable credit risks.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.
  Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

TAX RISKS

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
  Income from a Fund may be subject to the AMT.

DIVERSIFICATION RISKS

  Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the West Virginia Municipal Bond Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the West Virginia Municipal Bond Fund’s share price and performance.

EXCHANGE-TRADED FUNDS RISKS

  An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

WEST VIRGINIA SECTOR RISKS

  Because the West Virginia Municipal Bond Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. West Virginia’s economy is heavily dependent upon certain industries, such as coal mining, manufacturing and tourism. Any downturn in these and other industries may adversely affect the economy of the state.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (“NYSE”) and Federal Reserve wire system are open. When a Fund receives your transaction request in proper form, (as described in this prospectus), it is processed at the next determined net asset value (“NAV”). From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed-income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Funds’ Board of Trustees (the “Board”). The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which a Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The required minimum initial investment in each Fund is $1,000, unless the investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in each Fund must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Division of WesBanco for its fiduciary or custodial accounts and WesBanco employees and members of their immediate families. A Fund may waive the initial minimum investment from time to time.

An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Trust. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds’ Distributor (“Distributor”) markets the Shares described in this prospectus to customers of WesBanco, Inc. and its affiliates and institutions or individuals, directly from a Fund or through investment professionals. The West Virginia Municipal Bond Fund may not be a suitable investment for retirement plans or for non-West Virginia taxpayers because it invests in West Virginia tax-exempt securities. Under the Distributor’s Contract with the Funds’, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).

Payments to Financial Intermediaries

The Funds’ and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12b-1 PLAN

The Funds’ have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Shares. Because these Shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. The Funds’ are not currently paying or accruing fees under the Plan.

SERVICE FEES

The Funds’ may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or WesBanco, for providing services to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

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SUPPLEMENTAL PAYMENTS

From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard. This compensation is in addition to other compensation that a broker-dealer may receive in connection with the sale of Fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor, the Adviser or their affiliates may pay out of their own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Adviser, Distributor or the Funds and any services provided.

How to Purchase Shares

You may purchase Shares directly from a Fund by calling WesMark Funds Shareholder Services at 1-800-864-1013, through WesBanco Securities, Inc. or through an investment professional. The Funds reserve the right to reject any request to purchase or exchange Shares.

DIRECTLY FROM A FUND

  Establish your account with a Fund by submitting a completed New Account Form; and
  Send your payment to a Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a Fund or its transfer agent incurs.

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An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

By Wire

To purchase Shares by Federal Reserve wire, contact your account officer for wiring instructions. Wire orders will only be accepted on days on which a Fund, WesBanco and the Federal Reserve Banks are open for business.

By Check

Make your check payable to “WesMark Funds”, note your account number on the check (for existing shareholders only), and send it to:

WesMark Funds Shareholder Services
WesBanco Bank, Inc.
One Bank Plaza, Fourth Floor
Wheeling, WV 26003

Payment should be made in U.S. dollars and drawn on a U.S. bank. A Fund may reject any purchase request involving a check that is not made payable to the WesMark Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks, money orders, home equity line of credit checks, or credit card checks.

THROUGH WESBANCO SECURITIES, INC. (WSI)

Shares can be purchased through WSI, by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your purchase order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within three business days. You will become the owner of Shares and receive dividends when a Fund receives your payment.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from another WesMark Fund or from Automated Cash Management Trust.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting a Fund or your investment professional. The minimum investment amount for SIPs is $100.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call the Fund or your investment professional for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. Retirement accounts may be subject to an Annual Administrative Fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  directly from a Fund if you purchased Shares directly from a Fund; or
  through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM A FUND

By Telephone

You may redeem or exchange Shares by calling your account officer or WesMark Funds Shareholder Services at 1-800-864-1013 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to a Fund.

You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

WesMark Funds Shareholder Services
WesBanco Bank, Inc.
One Bank Plaza, Fourth Floor
Wheeling, WV 26003

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call the Fund or your investment professional if you need special instructions.

THROUGH WESBANCO SECURITIES, INC. (WSI)

Shares can be redeemed or exchanged through WSI by visiting a WSI investment professional or by calling 1-800-368-3369. Once you have established your account with WSI, you may submit your redemption or exchange order to a WSI investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from the investment professional.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

SIGNATURE GUARANTEES

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member. Payment is usually received within two to three days; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member. Any wiring fees will be deducted from your proceeds.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
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  during periods of market volatility;
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  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Funds to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

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  when the NYSE is closed, other than customary weekend and holiday closings;
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  when trading on the NYSE is restricted, as determined by the SEC; or
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  in which an emergency exists, as determined by the SEC, so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed redemption checks from a Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of a Fund into Shares of another WesMark Fund or into Institutional Service Shares of Automated Cash Management Trust. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

A Fund may modify or terminate the exchange privilege at any time. In addition, a Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds’ frequent trading policies. See “Account and Share Information--Frequent Trading Policies.”

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must be $10,000. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Dividends of the Small Company Growth Fund and Growth Fund, if any, are declared and paid quarterly. Dividends of the Balanced Fund are declared and paid monthly, and dividends of the Government Bond Fund and Municipal Bond Fund are declared daily and paid monthly. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments. If you purchase Shares just before a Fund record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund record date for a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $1,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

The Small Company Growth Fund, Growth Fund, Balanced Fund and Government Bond Fund distributions are expected to be both dividends and capital gains.

It is anticipated that the West Virginia Municipal Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes. The Fund’s dividends will be exempt from West Virginia state personal income tax to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of a Fund can have adverse consequences for a Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring the Fund to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by a Fund.

The Funds’ Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’ Shares. Trading in the Funds’ Shares is monitored in an effort to identify disruptive trading activity. Trades into and out of the Funds are monitored within a period of 30 days or less and in certain cases within a period of 90 days or less. If, based upon the monitoring, a shareholder is deemed to have engaged in potentially disruptive frequent or short term trading of the Funds’ shares then the shareholder will receive a letter to that effect and may be precluded from making further purchases or exchanges of the Funds’ shares. No matter how the Fund defines its limits on frequent trading of the Funds Shares, other purchases and sales of the Funds’ Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

It is anticipated that a significant number of shares of the WesMark Funds will be held by accounts established with WesBanco Trust and Investment Services (WTIS). Purchase and sale decisions in such accounts are primarily made by investment officers of WTIS. Such accounts will be monitored and any instances of disruptive frequent or short term trading will be researched and addressed with management of WTIS.

The Funds’ objective is that its restrictions on short- term trading should apply to all shareholders regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than certain short term and U.S. Government securities and mutual fund shares (other than the WesMark Funds).

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Executive Vice President of the Adviser and of the Chief Compliance Officer of the Funds. The Executive Vice President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must agree that it will safeguard the confidentiality of the information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

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The Funds’ annual and semiannual reports, which contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters, may be accessed by calling 1-800-864-1013 or on the internet at www.wesmarkfunds.com, then click on “Fund Documents” and select the appropriate document. Complete listings of the Funds’ portfolio holdings as of the end of the Funds’ first and third fiscal quarters may be accessed by calling 1-800-864-1013 or on WesMark’s website at www.wesmarkfunds.com, click on “Fund Documents” and select the appropriate document. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds’ website within 30 days (or the next business day) after the end of the calendar quarter. The summary portfolio composition information may include identification of a Fund’s top ten holdings, a percentage breakdown of the portfolio by sector, maturity range or credit quality. To access this information on the Funds’ website click on the applicable Fund’s name and then click on the applicable document.

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Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, WesBanco Investment Department. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One Bank Plaza, Wheeling, WV 26003.

ADVISER’S BACKGROUND

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The Adviser is a division of WesBanco Bank, Inc. which is a wholly owned subsidiary of WesBanco, Inc. (Corporation), a registered bank holding company headquartered in Wheeling, WV. The Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia, Pennsylvania and Ohio. The Adviser is a division of a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services, and demand and time deposit accounts. The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The staff manages the bond portfolios for the Corporation that includes government, corporate, mortgage and municipal securities with a total value of $747 million as of December 31, 2006. Persons affiliated with the Adviser provide investment management services to customers of WesBanco Trust and Investment Services. The total assets of WesBanco Trust and Investment Services are valued at $2.976 billion.

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PORTFOLIO MANAGEMENT INFORMATION

Jerome B. Schmitt

Jerome B. Schmitt has been co-portfolio manager of the Funds since their inception and a principal of the Adviser since its inception in 2001. He has been employed by WesBanco Bank since 1972, serving as Senior Vice President of WesBanco Trust and Investment Services from 1991 to 1996, and as Executive Vice President of Trust and Investment Services since June 1996. Mr. Schmitt is responsible for the activities of WesBanco Investment Department, a registered investment adviser, and Adviser to the Funds. He is also responsible for supervising the activities of the Trust and Investment Services department for WesBanco Bank. Mr. Schmitt is a Chartered Financial Analyst and received his M.A. in Economics from Ohio University.

David B. Ellwood

David B. Ellwood has been co-portfolio manager of the Funds since their inception and a principal of the Adviser since its inception in 2001. He has been employed by WesBanco Bank since 1982, serving as Senior Vice President -- Investments since May 2000. Mr. Ellwood is engaged in portfolio management and investment research for the Funds. He is also responsible for supervising all investment activities for the Trust and Investment Services department of WesBanco Bank. Mr. Ellwood is a Chartered Financial Analyst, and received a B.S. degree in Business Administration from Wheeling Jesuit University.

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Steven Kellas

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Steven Kellas has been a co-portfolio manager of the WesMark West Virginia Municipal Bond Fund since September 2006. Mr. Kellas is Vice President of WesBanco Trust and Investment Services. He has been employed by WesBanco Bank since 1989. Mr. Kellas is a Chartered Financial Analyst, and received a B.S. degree in Business Administration from West Liberty State College and an M.B.A. degree from Wheeling Jesuit College.

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The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets at the following rates: 0.75% of the Small Company Growth Fund, Growth Fund and Balanced Fund, and 0.60% of the Government Bond Fund and West Virginia Municipal Bond Fund. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

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The information for the fiscal year ended January 31, 2007 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights

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(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

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Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

WesMark Small Company Growth Fund
2003	$6.90	(0.05)(d)(e)	(2.10)	(2.15)	--	--
2004	$4.75	(0.08)(d)(e)	2.81	2.73	--	--
2005	$7.48	(0.06)(d)	(0.23)	(0.29)	--	--
2006	$7.19	(0.06)(d)	1.83	1.77	--	--
2007(a)	$8.96	--	0.41	0.41	--	--

WesMark Growth Fund
2003	$11.91	0.02	(2.69)	(2.67)	(0.01)	--
2004	$9.23	0.01	3.59	3.60	(0.02)	--
2005	$12.81	0.09	(0.42)	(0.33)	(0.11)	--
2006	$12.37	0.01	1.48	1.49	(0.01)	--
2007(a)	$13.85	0.07	0.67	0.74	(0.05)	(0.70)

WesMark Balanced Fund
2003	$9.35	0.17	(1.73)	(1.56)	(0.18)	--
2004	$7.61	0.14	1.49	1.63	(0.14)	--
2005	$9.10	0.18	(0.23)	(0.05)	(0.18)	--
2006	$8.87	0.11	0.60	0.71	(0.11)	--
2007(a)	$9.47	0.14	0.50	0.64	(0.14)	--

WesMark Government Bond Fund
2003	$9.95	0.39	0.03	0.42	(0.39)	--
2004	$9.98	0.30	0.05	0.35	(0.30)	--
2005	$10.03	0.34	(0.08)	0.26	(0.33)	(0.01)
2006	$9.95	0.33	(0.24)	0.09	(0.33)	(0.01)
2007(a)	$9.70	0.40	(0.03)	0.37	(0.40)	--

WesMark West Virginia Municipal Bond Fund
2003	$10.32	0.39	0.22	0.61	(0.39)	--
2004	$10.54	0.32	0.10	0.42	(0.32)	(0.01)
2005	$10.63	0.31	(0.01)	0.30	(0.31)	(0.05)
2006	$10.57	0.32	(0.18)	0.14	(0.32)	(0.01)
2007(a)	$10.38	0.34	(0.03)	0.31	(0.34)	--

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(a) For the year ended January 31, 2007, the Fund was audited by Tait, Weller & Baker LLP. The previous years were audited by another independent registered public accounting firm.

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(b) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total returns for periods of less than one year, if any, are not annualized.

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(c) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

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(d) Per share numbers have been calculated using the average shares method.

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(e) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

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Further information about the Fund’s performance is contained in the Annual Report, dated January 31, 2007, which can be obtained free of charge.

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
			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(c)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$4.75	(31.16)%	1.48%	(0.91)%	0.29%	$13,696	40%
--	$7.48	57.47%	1.66%	(1.31)%	0.46%	$19,181	66%
--	$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$21,532	62%
--	$8.96	24.62%	1.59%	(0.83)%	0.28%	$30,492	84%
--	$9.37	4.58%	1.40%	(0.17)%	0.19%	$38,897	55%

(0.01)	$9.23	(22.40)%	1.12%	0.18%	0.01%	$185,055	36%
(0.02)	$12.81	39.04%	1.14%	0.12%	0.11%	$260,060	60%
(0.11)	$12.37	(2.63)%	1.14%	0.71%	0.11%	$249,647	51%
(0.01)	$13.85	12.01%	1.28%	0.08%	0.01%	$269,575	76%
(0.75)	$13.84	5.43%	1.24%	0.50%	0.01%	$269,943	83%

(0.18)	$7.61	(16.87)%	1.18%	2.07%	0.03%	$58,809	36%
(0.14)	$9.10	21.64%	1.24%	1.71%	0.12%	$65,801	52%
(0.18)	$8.87	(0.53)%	1.26%	1.95%	0.12%	$57,523	38%
(0.11)	$9.47	8.11%	1.45%	1.28%	0.03%	$53,524	76%
(0.14)	$9.97	6.85%	1.40%	1.51%	0.03%	$55,373	63%

(0.39)	$9.98	4.27%	0.94%	3.89%	0.01%	$168,551	64%
(0.30)	$10.03	3.52%	0.99%	2.97%	0.11%	$182,416	74%
(0.34)	$9.95	2.68%	0.99%	3.38%	0.11%	$190,125	58%
(0.34)	$9.70	0.98%	1.11%	3.40%	0.01%	$192,435	99%
(0.40)	$9.67	3.91%	1.10%	4.17%	0.01%	$192,918	70%

(0.39)	$10.54	6.04%	0.84%	3.76%	0.21%	$70,957	17%
(0.33)	$10.63	4.06%	0.97%	3.05%	0.21%	$77,115	34%
(0.36)	$10.57	2.97%	0.99%	2.99%	0.20%	$74,696	22%
(0.33)	$10.38	1.30%	1.13%	3.07%	0.10%	$72,825	19%
(0.34)	$10.35	3.05%	1.11%	3.32%	0.10%	$69,954	10%

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A Statement of Additional Information (SAI) dated March 31, 2007 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-864-1013. You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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WesMark Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

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Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

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25314 (3/07)

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[Logo of WesBanco Investment Department]

Investment Adviser
A Division of WesBanco Bank, Inc.

WESMARK SMALL
COMPANY GROWTH
FUND (WMKSX)

WESMARK GROWTH
FUND (WMKGX)

WESMARK BALANCED
FUND (WMBLX)

WESMARK GOVERNMENT
BOND FUND (WMBDX)

WESMARK
WEST VIRGINIA
MUNICIPAL BOND
FUND (WMKMX)

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MARCH 31, 2007

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                                WESMARK FUNDS

                      WESMARK SMALL COMPANY GROWTH FUND
                             WESMARK GROWTH FUND
                            WESMARK BALANCED FUND
                        WESMARK GOVERNMENT BOND FUND
                        (Formerly, WesMark Bond Fund)
                  WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

                   STATEMENT OF ADDITIONAL INFORMATION

                               MARCH 31, 2007

THIS STATEMENT OF ADDITIONAL INFORMATION (SAI) IS NOT A PROSPECTUS. READ THIS
SAI IN CONJUNCTION WITH THE PROSPECTUS OF THE WESMARK FUNDS DATED MARCH 31,
2007.

THIS SAI INCORPORATES BY REFERENCE THE FUNDS' ANNUAL REPORT. OBTAIN THE
PROSPECTUS OR THE ANNUAL REPORT WITHOUT CHARGE BY CALLING 1-800-864-1013.

CONTENTS

How Are the Funds Organized?-----------------------------------

Securities in Which the Funds Invest---------------------------

What Do Shares Cost?-------------------------------------------

How Are the Funds Sold?----------------------------------------

Exchanging Securities for Shares-------------------------------

Redemption in Kind---------------------------------------------

Massachusetts Partnership Law---------------------------------

Account and Share Information----------------------------------

Tax Information------------------------------------------------

Who Manages and Provides Services to the Funds?----------------

Fees Paid by the Funds for Services----------------------------

How Do the Funds Measure Performance?--------------------------

Financial Information------------------------------------------

Addresses------------------------------------------------------

Appendix-------------------------------------------------------

Edgewood Services, Inc., Distributor,

subsidiary of Federated Investors, Inc.

25370 (3/07)

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HOW ARE THE FUNDS ORGANIZED?

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WesMark Funds ("Trust") is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers four diversified portfolios: WesMark Small Company Growth Fund ("Small
Company Growth Fund"), WesMark Growth Fund ("Growth Fund"), WesMark Balanced
Fund ("Balanced Fund"), WesMark Government Bond Fund, (on March 14, 2006, the
Board of Trustees approved the change of the WesMark Bond Fund to the to
WesMark Government Bond Fund), ("Government Bond Fund"); and one non
diversified portfolio, WesMark West Virginia Municipal Bond Fund ("West
Virginia Municipal Bond Fund"). The Funds' investment adviser is WesBanco
Investment Department ("Adviser").

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SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.  The following table indicates which types of securities are:

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P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

                    SECURITIES                             SMALL        GROWTH FUND BALANCED GOVERNMENT BOND WEST VIRGINIA MUNICIPAL
                                                    COMPANY GROWTH FUND               FUND        FUND              BOND FUND

COMMON STOCKS                                                P               P         P            A                   N
PREFERRED STOCKS                                             A               A         P            A                   N
REITS                                                        A               A         A            A                   N
WARRANTS                                                     A               A         A            A                   N
TREASURY SECURITIES                                          A               A         P            P                   A
AGENCY SECURITIES                                            A               A         P            P                   A
CORPORATE DEBT SECURITIES                                    A               A         P            P                   N
COMMERCIAL PAPER                                             A               A         A            A                   A
BANK INSTRUMENTS                                             A               A         A            A                   A
MORTGAGE-BACKED
SECURITIES                                                   N               N         P            P                   N
COLLATERALIZED MORTGAGE OBLIGATIONS
                                                             N               N         P            P                   N
SEQUENTIAL CMOS                                              N               N         A            A                   N
PACS, TACS AND COMPANION CLASSES
                                                             N               N         A            A                   N
IOS AND POS                                                  N               N         A            A                   N
FLOATERS AND INVERSE FLOATERS                                N               N         A            A                   N
Z CLASSES AND RESIDUAL CLASSES                               N               N         A            A                   N
ASSET-BACKED SECURITIES                                      N               P         P            P                   N
ZERO COUPON SECURITIES                                       N               N         A            A                   A
CREDIT ENHANCEMENT                                           N               N         A            A                   P
CONVERTIBLE SECURITIES                                       A               A         A            A                   N
TAX-EXEMPT SECURITIES                                        N               N         N            N                   P
GENERAL OBLIGATION BONDS                                     N               N         N            N                   P
SPECIAL REVENUE BONDS                                        N               N         N            N                   P
PRIVATE ACTIVITY BONDS                                       N               N         N            N                   A
TAX INCREMENT FINANCING
BONDS                                                        N               N         N            N                   A
MUNICIPAL NOTES                                              N               N         N            N                   A
VARIABLE RATE DEMAND INSTRUMENTS
                                                             N               N         A            A                   A
MUNICIPAL LEASES                                             N               N         N            N                   A
FOREIGN SECURITIES                                           A               A         P            A                   N
DEPOSITARY RECEIPTS                                          A               A         A            A                   N
FOREIGN EXCHANGE CONTRACT                                    A               A         A            A                   N
DERIVATIVE CONTRACTS                                         A               A         A            A                   A
FUTURES                                                      A               A         A            A                   A
OPTIONS                                                      A               A         A            A                   A
REPURCHASE AGREEMENTS                                        A               A         A            A                   A
REVERSE REPURCHASE AGREEMENTS                                A               A         A            A                   A
DELAYED DELIVERY TRANSACTIONS                                A               A         A            A                   A
TO BE ANNOUNCED SECURITIES                                   A               A         A            A                   N
DOLLAR ROLLS                                                 A               A         A            A                   N
HYBRID INSTRUMENTS                                           A               A         A            A                   A
INVESTMENTS IN SECURITIES OF OTHER INVESTMENT
COMPANIES                                                    P               P         P            P                   P
HEDGING                                                      A               A         A            A                   A
EXCHANGE-TRADED FUNDS                                        P               P         P            A                   N

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SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing their investment strategies, the Funds may, in addition to the securities listed in the Funds' prospectus, invest in the following securities for any purpose that is consistent with their investment objectives.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the
Funds may invest.

   COMMON STOCKS
   Common stocks are the most common type of equity security.  While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders.  In addition, issuers generally have discretion as to the payment of any dividends. Therefore a
   Fund cannot predict the income it will receive, if any, from common stocks.  However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business.  As a result, changes in an issuer's earnings may directly influence the value of its common stock.

   PREFERRED STOCKS
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Funds may also treat such redeemable preferred stock as a fixed-income security.  Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.

   REAL ESTATE INVESTMENT TRUSTS (REITS)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which a Fund may invest.

   TREASURY SECURITIES
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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   AGENCY SECURITIES
    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
    These include the Government National Mortgage Association, Small Business
    Administration, Farm Credit System Financial Assistance Corporation,
    Farmer's Home Administration, Federal Financing Bank, General Services
    Administration, Department of Housing and Urban Development, Export-Import
    Bank, Overseas Private Investment Corporation and Washington Metropolitan
    Area Transit Authority Bonds.

    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
    to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
    Corporation, Federal National Mortgage Association and Tennessee Valley
    Authority in support of such obligations.

    A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and
    Resolution Funding Corporation.

    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

    A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

    Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


   CORPORATE DEBT SECURITIES
   Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   BANK INSTRUMENTS
   Bank instruments are unsecured interest bearing deposits with banks.  Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
   Eurodollar instruments are denominated in U.S. dollars and issued by non-
   U.S. branches of U.S. or foreign banks.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits
("REMICs"), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities.
This creates different prepayment and market risks for each CMO class.

   SEQUENTIAL CMOS
   In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

   PACS, TACS AND COMPANION CLASSES
   More sophisticated CMOs include planned amortization classes ("PACs") and targeted amortization classes ("TACs"). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition,
   PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

   IOS AND POS
   CMOs may allocate interest payments to one class (Interest Only or IOs)
   and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

   FLOATERS AND INVERSE FLOATERS
   Another variant allocates interest payments between two classes of CMOs.
   One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate ("LIBOR"). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and
   Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the
   Floater to the Inverse Floater class, reducing the price volatility of the
   Floater class and increasing the price volatility of the Inverse Floater class.

   Z CLASSES AND RESIDUAL CLASSES
   CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

   The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-
income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like floating rate securities, IOs and POs.

ZERO COUPON SECURITIES
Zero  coupon securities do not pay interest or principal until final maturity unlike  debt  securities that provide periodic payments of interest (referred
to as a coupon  payment).   Investors  buy  zero coupon securities at a price
below the amount payable at maturity.  The difference  between  the  purchase price  and  the  amount  received at maturity represents interest on the zero coupon security.  Investors  must wait until maturity to receive interest and principal, which increases the  interest  rate  and  credit  risks  of a zero coupon security.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed-
income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-
convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed-income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-
exempt securities. The market categorizes tax-exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS
   General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

   PRIVATE ACTIVITY BONDS
   Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.  Therefore, any default on the loan normally would result in a default on the bonds.

   The interest on many types of private activity bonds is subject to the federal alternative minimum tax ("AMT").  A Fund may invest in bonds subject to AMT.


   TAX INCREMENT FINANCING BONDS
   Tax increment financing ("TIF") bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area.  The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.


   MUNICIPAL NOTES
   Municipal notes are short-term tax-exempt securities.  Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.  Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds.  The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   VARIABLE RATE DEMAND INSTRUMENTS
   Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   MUNICIPAL LEASES
   Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws, these leases are typically subject to annual appropriation.  In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget.  After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   The Fund may invest in securities supported by pools of municipal  leases.
   The  most  common  type  of  lease  backed  securities  is certificates of
   participation  ("COPs").   However, the Fund may also invest  directly  in
   individual leases.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:
   {circle}IT IS ORGANIZED UNDER THE LAWS OF, OR HAS A PRINCIPAL OFFICE
     LOCATED IN, ANOTHER COUNTRY;
   {circle}THE PRINCIPAL TRADING MARKET FOR ITS SECURITIES IS IN ANOTHER
     COUNTRY; OR
   {circle}IT (OR ITS SUBSIDIARIES) DERIVED IN ITS MOST CURRENT FISCAL YEAR
     AT LEAST 50% OF ITS TOTAL ASSETS, CAPITALIZATION, GROSS REVENUE OR
     PROFIT FROM GOODS PRODUCED, SERVICES PERFORMED, OR SALES MADE IN ANOTHER
     COUNTRY.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS
   Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts ("ADRs") are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary
   Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and International
   Depositary Receipts ("IDRs"), are traded globally or outside the United
   States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

   FOREIGN EXCHANGE CONTRACTS
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts,
(each a "Reference Instrument" and collectively, "Reference Instruments").  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as "physically settled" derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

   FUTURES CONTRACTS
   Futures contracts provide for the future sale by one party and purchase by another  party of a specified  amount  of  a  Reference  Instrument  at  a
   specified  price,  date  and  time.   Entering  into  a  contract to buy a
   Reference  Instrument  is  commonly  referred  to as buying a contract  or holding a long position in the asset.  Entering  into a contract to sell a
   Reference  Instrument  is commonly referred to as selling  a  contract  or holding a short position  in  the Reference Instrument.  Futures contracts
   are considered to be commodity  contracts.   Futures  contracts traded OTC
   are frequently referred to as forward contracts.  The Fund can buy or sell financial futures.
   OPTIONS
   Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

   A Fund may:

   {circle}Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset;

   {circle}Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received;

   {circle}Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price;

   {circle}When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and

   {circle}Buy or write options to close out existing options positions.

   A Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   A Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

MUNICIPAL BOND INSURANCE
The West Virginia Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the
Fund and the yield on the Fund's portfolio may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's Adviser anticipates that between 30% and 70% of the
Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-
Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the
Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the
Fund.

The Fund may purchase municipal securities insured by Policies from MBIA
Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty
Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA,
AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days'
written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The
Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated
AAA by S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

   TO BE ANNOUNCED SECURITIES (TBAS)
   As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-
   backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   DOLLAR ROLLS
   Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-
   backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.


HYBRID INSTRUMENTS

Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of designated securities, commodities, currencies, indices, or other assets or instruments (each a, "Valuation Instrument").  Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Valuation Instrument.
Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Valuation Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in securities, currencies and derivative contracts.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Valuation Instrument.  Hybrid instruments are also potentially more volatile than traditional securities or the Valuation Instrument.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.  These transactions create leverage risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of money market funds, affiliated with Federated
Investors Inc. as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.  The Fund may invest in money market securities directly.
 Certain of the Funds may also invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The
Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES
The Adviser will determinate whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a
Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade.

INVESTMENT RISKS
There are many factors which may effect an investment in a Fund. The Funds'
principal risks are described in its prospectus. Additional risk factors are outlined below.


                                                          Small Company                                    West Virginia Municipal
                                                           Growth Fund    Growth   Balanced   Government          Bond Fund
                                                                           Fund      Fund      Bond Fund
Risks

Interest Rate Risks                                             X            X         X           X                  X
Credit Risks                                                    X            X         X           X                  X
Call Risks                                                                             X           X                  X
Leverage Risks                                                  X            X         X           X                  X
Risks Related to Company Size                                   X            X         X
Risks of Foreign Investing                                      X            X         X           X
Currency Risks                                                  X            X         X           X
Risks of Investing in Derivative Contracts and Hybrid
Instruments
                                                                X            X         X           X                  X
Liquidity Risks                                                 X            X         X           X                  X
Exchange-Traded Funds Risks                                     X            X         X           X
West Virginia Risks                                                                                                   X


INTEREST RATE RISKS
{circle}Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

{circle}Interest rate changes have a greater effect on the price of fixed-
   income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS
{circle}Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

{circle}Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the
   Adviser's credit assessment.

{circle}Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk.
   Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
   An increase in the spread will cause the price of the security to decline.

{circle}Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a
   Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS
{circle}Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

{circle}If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LEVERAGE RISKS
{circle}Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS RELATED TO COMPANY SIZE
        {circle}Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market
          capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
        {circle}Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS OF FOREIGN INVESTING
*    Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
*    Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
States.
*    Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a
Fund's investments.

CURRENCY RISKS
*    Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
*    The Adviser attempts to manage currency risk by limiting the amount a
Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.
RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
*    The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-
term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline
(which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Funds' prospectus, such as stock market, credit, currency, liquidity and leverage risks.

LIQUIDITY RISKS
*    Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
*    Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to.
If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
*    OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

EXCHANGE-TRADED FUNDS RISKS
*An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an
ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i)
the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
WEST VIRGINIA INVESTMENT RISKS
Because  it  is  invested primarily in securities issued by the  State  of  West
Virginia, its local  governments and their agencies, the West Virginia Municipal
Bond Fund is subject to  the  risks of West Virginia's economy and the financial conditions of the state and local government and agencies.
 In 2005 West Virginia had approximately  1,771,750  citizens,  a  decrease from
2000 of 36,594 persons or 2%, compared to a 2.5% increase nationally.   The  65+
age  group made up 15.3% of the state's population in 2005, making it the second oldest  in  the nation behind Florida.  In 2005, of the state's citizens over 25 years old, 81.2%  had completed high school or an equivalency program, and 16.9%
had obtained bachelor  degrees,  compared to national figures of 84.2% and 27.2%
respectively.  The state's median household income in 2005 was $33,452, compared to a national median household income  of  $46,242.  West Virginia ranks 50th in the nation for median household income.
 West Virginia ranks second in the nation in  coal production, and coal is mined in 28 of West Virginia's 55 counties.  West Virginia  is  also  a  leader in the chemical, steel, aluminum, natural gas, oil and hardwood lumber industries.  The state  is  one  of  the  largest  producers  of oil and natural gas east of  the
Mississippi  River.   In  addition,  West Virginia's  forest  products  industry
employs  over  30,000  residents  and  contributes   $4  billion,  directly  and
indirectly, to the state's economy.  West Virginia has  20,800 primarily family-
owned  farms,  generating  nearly  a  half-billion  dollars  worth  of  products
annually.   The state ranks 11th in apple production, 13th in peach  production,
15th in turkey  production  and  16th  in broiler chicken production nationally.
The state's economic base also includes  the  energy,  plastics,  transportation equipment,  biomedical  technology, and distribution industries.  The  state  is also dependent on governmental,  health and similar service industries.  In many rural counties in the state, the area  hospital  and  the local school board are the primary employers.  However, most of the state's hospitals  are operating on
slim  margins, and the school enrollment is declining in most areas.   In  2005,
services  made  up  17.8% of the state's earnings, while manufacturing accounted for 9.7% and professional  and  related occupations accounted for 19%.  In 2004,
manufacturing  accounted  for  10.3%  of  the  state's  earnings.   Since  1994,
manufacturing jobs have steadily  declined  while  service  jobs  have  moved in
lockstep  upward.   The  steel  industry in the state, like most of the domestic
steel industry, has suffered losses.   The coal industry, on the other hand, has
received  a  new  emphasis  from  the  Bush  administration's  energy  policies.
However, the coal industry faces two challenges:  the  Kyoto  Treaty  to  reduce greenhouse  gas  emissions  and  litigation significantly curtailing mountaintop
mining.   These  may  affect  the  economic  feasibility  of  conducting  mining operations in the future.  The natural gas industry has also faced opposition as a circuit court decision in Roane County, West Virginia, awarded $404 million in damages to 10,440 people and businesses  who  claimed that natural gas companies
defrauded  them  out of natural gas royalties over  a  period  of  years.   This
decision could have an impact on the expansion of the industry in West Virginia.
The state is focused on further developing its tourist industry, which generated
$3.4 billion in 2004,  increasing  by  11.4%  per year since 2000.  Visitors who stayed overnight in commercial lodging facilities  spent  $1.2  billion on their trips  in  2004,  while  day visitors spent $1.7 billion.  During 2004,  visitor spending in West Virginia directly supported more than 40,000 jobs with earnings of $766 million.  Perhaps  one  of West Virginia's largest assets is its surplus of power: West Virginia has the highest  surplus of power generated and not used within the state, contrasted with 18 states  and the District of Columbia, which each had a power deficit during the first 10 months  of  2006  and had to import
power.   West  Virginia  ranks 16th in net electrical generation, while  ranking
34th in electrical consumption.
 Generally, the state continues  to  work  toward diversification of its economy
and  improvement  of  its  roads and other infrastructure.   Both  efforts  have
yielded some success in recent  years.   The West Virginia Council for Community
and  Economic  Development, one of the public  organizations  that  devises  the strategic plan for  state  economic  development, continues to develop "A Vision
Shared," a plan for building a stronger  economy  in  West Virginia.  One of the components of this plan involves strengthening current industries and recruiting
new  industries  to  the  state.   Such  target  industries include  energy  and
environmental  technology,  plastics,  shared  services  and  biotechnology  and information  technology,  which  have  established  a  strong  presence  in  the northeast portion of the state.  Since 2000 approximately  34,623  new jobs have been created and approximately $10 billion in new investment has been generated.
West  Virginia  has  focused  considerable  efforts on infrastructure, including roads, schools, water and sewer.  Since 1994,  approximately  $9.5  billion  has been invested in roads and bridges, and, in 2001, the state issued the last in a series  of  $550  million  in general obligation road bonds.  Also, in 2006, the
West Virginia Commission of  Highways  and  the  State  of  West Virginia issued
$75,970,000  in Surface Transportation Improvement Special Obligation  Notes  to
finance certain  road  improvements in the state.  The state plans on issuing an
additional series of such  notes  in  2007.   During  Fiscal Year 2006, the West
Virginia  Water  Development  Authority  closed  56  loans and  grants  totaling
$114,878,979  to  communities  for  water, wastewater and  economic  development projects.  From 1996 through the end  of  Fiscal  Year  2006, approximately $2.4
billion  has been committed to water and sewer projects across  the  state.   In
2002, the  State  Legislature  authorized  the  issuance  of  approximately $200 million  in  additional  lottery bonds as part of an economic and  tax  package, which also included redevelopment  districts and several tax credits, enacted by the Legislature in its continuing efforts  to  improve and diversify the state's economy.  The state has since 1990 issued over $400  million in bonds for school buildings  and  improvements and for economic development,  to  be  repaid  from lottery proceeds.
 Between 2000 and 2004, the state realized a loss of 300 jobs overall.  However, in 2005 the state  added  8400 jobs.  The unemployment rate in the state dropped from 5.2% in January 2006 to  4.8% in January 2007 as the nation's rate remained steady from 4.7% in January 2006 to 4.6% in January 2007.
 Recent  tax reductions implemented  through  state  legislative  action  or  by incorporation  of  federal law include the ten-year phase out of the health care provider tax on individual providers, the phase out of the estate tax and income deductions for bonus  depreciation,  a  reduction in the sales tax rate for food from 6% to 5% with additional 1% reductions  scheduled for July 1, 2007 and July
1, 2008, a reduction in the Corporation Net Income  Tax rate from 9% to 8.75%, a reduction  in the Business Franchise Tax from 0.55% to  .2%  over  a  five  year period beginning  January  1,  2009, and the implementation of an indexed family tax credit based upon family size  and  federal  poverty guidelines to eliminate the  Personal  Income  Tax  on families with income below  the  federal  poverty guideline.  The West Virginia  Legislature has created two Rainy Day Funds.  The first fund, the Revenue Shortfall  Reserve  Fund, had a balance of approximately
$222 million in December 2006.  The second fund,  the  Revenue Shortfall Reserve
Fund - Part B, which was created to replace the West Virginia Tobacco Settlement
Medical  Trust  Fund, had a balance of approximately $256  million  in  December
2006. In addition,  the  State Legislature has developed and is complying with a
40-year plan to eliminate  the  unfunded  liability  of  certain  state  pension
funds.   During  the  2007  Legislative  Session,  the West Virginia Legislature
passed a bill that will allow the state to sell bonds  for  its  future  tobacco settlement  allocations,  provided  that the bonds must achieve $800 million  or more.  Most of the bonds funds will be  used  to pare down the long-term debt in the  state  Teachers'  Retirement System.  Approximately  $565  million  of  the
state's revenue is attributable  to  the  state's  lottery.   The state also has
established an Income Tax Refund Reserve Fund to insure funds are  earmarked  to pay  state  personal  income  tax refunds, which as of December 2006 consists of
$36.6  million. In  2003,  the  Legislature  enacted  changes  to  the  workers'
compensation and medical professional  liability  laws in order to alleviate the
strain  that  these  two  matters place on the state's  economy.   In  addition,
legislation was passed during  the  January  2005 special session to address the workers' compensation fund deficit. The debt associated  with  the  fund will be paid  down  through  an  additional  severance  tax  on coal, gas and timber,  a workers' compensation policy surcharge, excess lottery  revenue, moneys from the tobacco settlement funds, and an annual dedication of $45  million  in  Personal
Income   Tax  collections.   Also,  on  January  1,  2006,  the  state  workers'
compensation  program  became  a privatized entity, BrickStreet Mutual Insurance
Co., which is the nation's 15th largest workers' compensation insurer.
FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES
          {circle}WESMARK SMALL COMPANY GROWTH FUND seeks capital
               appreciation.
          {circle}WESMARK GROWTH FUND seeks capital appreciation.
          {circle}WESMARK BALANCED FUND seeks capital appreciation and income.
          {circle}WESMARK GOVERNMENT BOND FUND seeks high current income consistent with preservation of capital.
          {circle}WESMARK WEST VIRGINIA MUNICIPAL BOND FUND seeks current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
As a matter of fundamental policy, the WesMark West Virginia Municipal Bond
Fund will invest its assets so that, under normal circumstances, at least 80%
of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and income taxes imposed by the State of
West Virginia.  For the purposes of this policy, the tax-free interest must not be a preference item for purposes of computing AMT.
INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of their total assets, the Growth Fund, Balanced Fund, Government Bond Fund and Small Company Growth
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.

UNDERWRITING
The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Funds may not purchase or sell physical commodities, provided that the
Funds may purchase securities of companies that deal in commodities.

LENDING CASH OR SECURITIES
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25%
of the value of the Fund's total assets in any one industry will constitute
"concentration."

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE
BOARD OF TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING
VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING INVESTMENT
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER
APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE
LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN ILLIQUID SECURITIES
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.

WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
With respect to the Government Bond Fund and the Balanced Fund, the Fund will not write call options on securities unless the securities are held in the
Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy,
(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-
fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of each Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments".

DETERMINING MARKET VALUE OF SECURITIES
Market values of each Fund's portfolio securities are determined as follows:

{circle}for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

{circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

{circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

{circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by a Fund's
Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor offers
Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or WesBanco, for providing services to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard.  This compensation is in addition to other compensation that a broker-dealer may receive in connection with the sale of
Fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor or Adviser may pay out of its own resources amounts
(including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders.  The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you.  In some cases, such payments may be made by or funded from the resources of companies affiliated with the
Adviser.  These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution.  These payments may be in addition to payments made by the Funds to the financial institution under the
Rule 12b-1 Plan and/or Service Fees arrangement.  You can ask your financial institution for information about any payments it receives from the Adviser,
Distributor or the Funds and any services provided.

EXCHANGING SECURITIES FOR SHARES

You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.
Because the Funds have elected to  be  governed  by Rule 18f-1 under the 1940
Act, the Funds are obligated to pay Share redemptions  to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its
NAV. The portfolio securities will be selected in a manner that the Funds'
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular
Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares of the Small Company
Growth Fund: WesBanco Bank in trust for Dolling & Co., Wheeling, WV owned approximately 2,916,303 Shares (69.65%) and WesBanco Bank in trust for
Dolling & Co., Wheeling, WV owned approximately 856,662 Shares (20.46%).

As of March 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares of the Growth Fund:
WesBanco Bank for Dolling & Co, Wheeling, WV owned approximately 9,309,491
Shares (47.89%) and WesBanco Bank for Dolling & Co, Wheeling, WV owned approximately 8,070,014 Shares (41.51%).

As of March 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares of the Balanced Fund:
WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately
4,263,774 Shares (76.88%) and WesBanco Bank in trust for Dolling & Co,
Wheeling, WV owned approximately 801,224 Shares (14.44%).

As of March 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares of the Government
Bond Fund: WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 15,532,500 Shares (77.77%); WesBanco Bank in trust for Dolling
& Co, Wheeling, WV owned approximately 2,788,321 Shares (13.96%) and Saxon and Company, Philadelphia, PA owned approximately 1,085,489 Shares (5.43%).

As of March 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding shares of the West Virginia
Municipal Bond Fund: WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 5,994,474 Shares (88.48%) and WesBanco Bank in trust for
Dolling & Co, Wheeling, WV owned approximately 475,732 Shares (7.02%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WesBanco Bank is organized in the state of West Virginia and is a subsidiary of WesBanco Bank, Inc.; organized in the state of West Virginia.


TAX INFORMATION

FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

A Fund entitled to a loss carry-forward, may reduce the taxable income or gain that a Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Small Company Growth Fund, Growth Fund, Balanced Fund or Government
Bond Fund purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the
Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-
reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies ("PFIC"), and the Funds may
be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WEST VIRGINIA TAXES

Under existing West Virginia laws, distributions made by the West Virginia
Municipal Bond Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent
(i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of
West Virginia exempt from state income taxes under the laws of the United
States or of the State of West Virginia. For purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.

The Secretary of the Department of Tax and Revenue has indicated on an informed basis that Fund shares should be exempt from personal property taxes. Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The
WesMark Fund Complex consists of one Investment Company (comprising five portfolios).  Unless otherwise noted, each Officer is elected annually; each
Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.


As of March 5, 2007, the Funds' Board and Officers as a group owned approximately less than 1% of the Funds' outstanding Shares.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

   Name                                               Principal Occupations                                              Aggregate
Birth Date                                             in Past Five Years,                                             Compensation
 Address                                 Other Directorships Held and Previous Positions                                 from the
   Date                                                                                                                 Trust (past
 Service                                                                                                               fiscal year)
  Began

Robert E.  PRINCIPAL OCCUPATIONS: Director, WesBanco, Inc.; Officer and Director, Ohio Valley Land Company (real       $18,000
Kirkbride* estate development); Officer, Christy & Associates (real estate development and investment management);
Birth      Director, The Mountain Company (holding company); Director, The Laurel Management Group (holding company);
Date:      Director and Officer, Thunder Corporation (oil and gas production).
August 23,
1939
132 S.
Fourth
Street,
Marietta,
OH, 45750
CHAIRMAN
AND
TRUSTEE
Began
serving:
September
2004

* Robert E. Kirkbride is an interested person due to the Director position he holds with WesBanco, Inc. The Funds' investment adviser, WesBanco Investment
Department is a division of WesBanco Bank Inc., a wholly owned subsidiary of
WesBanco Inc.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name        Principal Occupations                                                                                      Aggregate
Birth Date  in Past Five Years,                                                                                        Compensation
Address     Other Directorships Held and Previous Positions                                                            from the
Date                                                                                                                   Trust
Service                                                                                                                (past fiscal
Began                                                                                                                  year)

Lawrence E. PRINCIPAL OCCUPATIONS: Chief Financial Officer, Vice President Administrative Services, West Virginia      $18,000
Bandi       Northern Community College
Birth Date:
June 23,    OTHER DIRECTORSHIPS: Vice Chairman, Ohio County Economic Development Authority; Audit Committee Chairman,
1954        Ohio Valley Industrial Business Development Corporation;  Special Wish Foundation, President, United Way
2 Halstead  of the Upper Ohio Valley; President of the Board of Directors, Wheeling Hospital.
Avenue
Wheeling,   PREVIOUS POSITIONS: President and Chief Executive Officer, Valley National Gases
WV, 26003
TRUSTEE
Began
serving:
September
2004

Robert P.   PRINCIPAL OCCUPATIONS: Senior Vice President, Wealth Management Financial Officer, Smith Barney.           $18,000
Kanters
Birth Date: PREVIOUS POSITIONS: Senior Vice President, Legg Mason Wood Walker, Inc.; Director of Regional Research,
February    Legg Mason Wood Walker, Inc.-Pittsburgh; Director, St. Francis Medical Center.
23, 1940
13
Laurelwood
Estates
Wheeling,
WV, 26003
Began
serving:
September
2004

Mark E.     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Financial Officer, Duquesne Light Company.          $18,000
Kaplan
Birth Date: OTHER DIRECTORSHIPS: Board Member, Mainstay Life Services
November
24, 1961    PREVIOUS POSITIONS: President, Chief Financial Officer and Director, Weirton Steel Corporation; Senior
104 Alyson  Audit Manager, Arthur Anderson LLP; Corporate Controller, Black Box Corporation (network services).
Drive
McMurray,
PA, 15317
Began
serving:
September
2004

OFFICERS*

Name
Birth Date
Address
Positions
Held with        Principal Occupation(s) and Previous Position(s)
Fund
Date Service
Began

Charles L.       PRINCIPAL OCCUPATIONS: Director of Mutual Fund Services, Federated Services Company; Senior Vice President,
Davis Jr.        Federated Securities Corp.; President, Edgewood Services, Inc. and President, Southpointe Distribution Services
Federated        Inc.
Investors
Tower            PREVIOUS POSITIONS: Director of Sales Administration, Federated Securities Corp., Director of Business Development,
1001 Liberty     Federated Services Company; Business Manager, Mutual Fund Services, Federated Services Company; Director of
Avenue           Investor Relations, MNC Financial, Inc.; and Vice President, Maryland National Bank.
Pittsburgh,
PA 15222
Birth Date:
March 23,
1960
CHIEF
EXECUTIVE
OFFICER
Began
serving:
November
2003

Jerome B.        PRINCIPAL OCCUPATIONS: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco Inc. Executive
Schmitt          Vice President, WesBanco Trust and Investment Services.
Birth Date:
August 19,
1949
1 Bank Plaza
Wheeling, WV
26003
PRESIDENT
Began
serving:
September
2004

Deborah          PRINCIPAL OCCUPATIONS: Chief Compliance Officer of the WesMark Funds and WeBanco Investment Department; Vice
Ferdon           President and Compliance Officer WesBanco Trust and Investment Services.
Birth Date:
January 15,      PREVIOUS POSITIONS: Concurrently Compliance Officer, Provident Riverfront Funds; Chief Compliance Officer,
1953             Provident Investment Advisers; and Chief Compliance Officer Provident Securities & Investments, 2001 to 2004.
1 Bank Plaza     Senior Compliance Examiner, SunAmerica Securities, Inc.
Wheeling, WV
26003
CHIEF
COMPLIANCE
OFFICER
Began
service
September
2004

Richard N.       PRINCIPAL OCCUPATIONS: Vice President Federated Administrative Services.
Paddock
Federated
Investors
Tower
1001 Liberty
Avenue
Pittsburgh,
PA 15222
Birth Date:
October 25,
1963
CHIEF
FINANCIAL
OFFICER AND
TREASURER
Began
serving:
November
2004

David B.         PRINCIPAL OCCUPATIONS: Co-Portfolio Manager of the WesMark Funds; Senior Vice President, WesBanco Trust and
Ellwood          Investment Services
Birth Date:
November 27,
1956
1 Bank Plaza
Wheeling, WV
26003
VICE
PRESIDENT
Began
Serving:
September
2004

George M.        PRINCIPAL OCCUPATIONS:  Assistant Vice President Federated Services Company; Vice President and Assistant Treasurer
Polatas          of various funds distributed by Edgewood Services, Inc. (January 1997 to present).
Birth Date:
March 3,
1962
Federated
Investors
Tower
1001 Liberty
Avenue
Pittsburgh,
PA 15222
VICE
PRESIDENT
Began
serving:
March 2005

Todd P.          PRINCIPAL OCCUPATIONS: Attorney, Reed Smith LLP
Zerega
Birth Date:      PREVIOUS POSITIONS: Associate Corporate Counsel, Federated Services Company from 2000 to 2002; Tax Specialist with
May 18, 1974     KPMG LLP from 1999 to 2000.
Federated
Investors
Tower
1001 Liberty
Avenue
Pittsburgh,
PA 15222
SECRETARY
Began
serving:
September
2004

*Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

BOARD          COMMITTEE     COMMITTEE FUNCTIONS                                                                       MEETINGS HELD
COMMITTEE      MEMBERS                                                                                                 DURING LAST
                                                                                                                       FISCAL YEAR

Audit          Lawrence      The Audit Committee reviews and recommends to the full Board the independent auditors           3
               E. Bandi      to be selected to audit the Funds' financial statements; meets with the independent
               Robert P.     auditors periodically to review the results of the audits and reports the results to
               Kanters       the full Board; evaluates the independence of the auditors, reviews legal and
               Mark E.       regulatory matters that may have a material effect on the financial statements,
               Kaplan        related compliance policies and programs, and the related reports received from regulators; reviews the Funds' internal audit function; reviews compliance with the
                             Funds' code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

Nominating     Lawrence      The Nominating Committee, whose members consist of all Independent Trustees, selects            0
               E. Bandi      and nominates persons for election to the Funds' Board when vacancies occur. The
               Robert P.     Committee will consider candidates recommended by shareholders, Independent Trustees,
               Kanters       officers or employees of any of the Funds' agents or service providers and counsel to
               Mark E.       the Funds. Any shareholder who desires to have an individual considered for
               Kaplan        nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the following address: WesMark Funds 5800 Corporate Drive Pittsburgh
                             PA 15237-7010, Attention Secretary.  The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will ordinarily include:  integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an "Independent Trustee," the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE WESMARK
INVESTMENT COMPANY AS OF DECEMBER 31, 2006
---------------------------------------------------------
|INTERESTED         |        |AGGREGATE                 |
|BOARD MEMBER NAME  |        |DOLLAR RANGE OF           |
|                   |        |SHARES OWNED IN           |
|                   |        |WESMARK FUNDS             |
|                   |        |INVESTMENT COMPANY        |
---------------------------------------------------------
|Robert E. Kirkbride|{circle}|          $10,001-$50,000 |
---------------------------------------------------------
|                   |        |                          |
---------------------------------------------------------
|INDEPENDENT        |        |                          |
|BOARD MEMBER NAME  |        |                          |
---------------------------------------------------------
|Lawrence E. Bandi  |{circle}|          $10,0001-$50,000|
---------------------------------------------------------
|Robert P. Kanters  |{circle}|          $10,0001-$50,000|
---------------------------------------------------------
|Mark E. Kaplan     |{circle}|          None            |
---------------------------------------------------------
INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The investment adviser of the Fund is a separately identifiable department or division (SIDD) of WesBanco Bank, Inc., which is a wholly owned subsidiary of
WesBanco, Inc. (WesBanco), a registered bank holding company.  WesBanco and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia, Pennsylvania and Ohio. The Adviser is a
division of a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services.  Internal controls maintained by the Adviser restrict the flow of non-public information, and as a result Fund investments are typically made by the Adviser without any knowledge of WesBanco Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds'
investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Funds'
investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund's relationship to other funds in the WesMark Family of
Funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds'
operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees.
In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of a fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the Adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the WesBanco organization.  WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; a fund's expenses (including the advisory fee itself and the overall expense structure of a fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a fund's portfolio securities; the nature and extent of the advisory and other services provided to a fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and
relevant developments in the mutual fund industry and how the funds and/or
WesBanco are responding to them.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' custodian).  The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each fund to the WesBanco family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Adviser.


PORTFOLIO MANAGER INFORMATION

The following information is provided as of January 31, 2007.

Other Accounts Managed by        Total Number of Other Accounts Managed / Total Assets**
Jerome B. Schmitt*

Registered Investment Companies  None
Other Pooled Investment Vehicles None
Other Accounts                   231 / $811,000,000

*Mr. Schmitt is the Lead Portfolio Manager for the Small
Company Growth Fund, Growth Fund, and Government Bond Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

Other Accounts Managed by        Total Number of Other Accounts Managed / Total Assets**
David B. Ellwood*

Registered Investment Companies  None
Other Pooled Investment Vehicles None
Other Accounts                   298/ $548,000,000

*Mr. Ellwood is the Lead Portfolio Manager for the Balanced Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

Other Accounts Managed by        Total Number of Other Accounts Managed / Total Assets**
Steven Kellas*

Registered Investment Companies  None
Other Pooled Investment Vehicles None
Other Accounts                   463/ $263,000,000

Mr. Kellas is the Lead portfolio manager for the West Virginia Municipal Bond
Fund

** None of the accounts has an advisory fee that is based on the performance of the account.

Portfolio managers use similar investment strategies to manage both the Funds and other accounts.  Material conflicts may arise in the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager.  The Adviser has policies and procedures in place to address conflicts of interest if they arise in the allocation of investment opportunities.  Conflicts may arise relating to the use of commissions to purchase research related services.  The Funds have policies and procedures in place to ensure security transactions in the Funds are executed at the best prices available under prevailing market conditions without taking into consideration any use of commissions to purchase research related services.

DOLLAR VALUE RANGE OF SHARES OWNED IN THE WESMARK FUNDS AS OF DECEMBER 31,
2006

FUND                                       JEROME B. SCHMITT DAVID B. ELLWOOD  STEVEN KELLAS

WESMARK SMALL COMPANY GROWTH FUND          $10,001-$50,000   $10,001-$50,000   $10,001-$50,000
WESMARK GROWTH FUND                        $100,001-$500,000 $100,001-$500,000 $10,001-$50,000
WESMARK BALANCED FUND                      None              None              None
WESMARK GOVERNMENT BOND FUND               $100,001-$500,000 None              None
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND  $10,001-$50,000   $10,000-$50,000   None

Compensation

The Fund pays an advisory fee to the investment adviser of the Fund.  The investment adviser of the Fund is a separately identifiable department or division (SIDD) of WesBanco Bank, Inc. (WesBanco). Each Portfolio Manager is
compensated in the form of salary and bonus from WesBanco.

Portfolio Manager compensation is fixed based on a salary scale paid to
WesBanco Bank, Inc. executives with comparable experience and responsibility.
Bonus compensation may be paid to Portfolio Managers based on the overall profitability of WesBanco Bank, a factor of which may be the profitability of the WesBanco Trust and Investment Services Department.  Fees paid by the
Funds to the Adviser may be a factor in the profitability of WesBanco Trust and Investment Services Department.  Compensation is not directly based on the performance of any Fund.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, its Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the
Funds could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

PROXY POLICY AND PROXY PROCEDURES
The Funds have adopted the Adviser's Proxy Policies and Procedures. The
Adviser's Proxy Policy provides guidance on how the Adviser should vote various proxy matters.  On certain matters the Proxy Policy provides that the
Adviser will vote for or against certain matters while other matters will be voted on a "case by case" basis.

The Adviser's Proxy Procedures entails the use of Institutional Shareholder
Services ("ISS").  ISS is a well-known and respected organization that specializes in the analysis of corporate governance and compensation issues as they are presented to institutional shareholders.  Client proxies will be delivered directly to ISS, who will vote the proxies according to the ISS
Proxy Policy.  The proxies will then be presented to the Adviser for approval at which time the Adviser may choose to over-ride the ISS vote if the
Adviser's Proxy Policy on a particular issue is different from that of ISS.
Items identified in the Adviser's Proxy Policy to be determined on a "case by case" basis will be voted in accordance with the recommendation of ISS.  Any exceptions must be approved by the Senior Executive Officer of the Adviser or his designee.

CONFLICTS OF INTERESTS
The Proxy Policy of the Adviser states that, in the event of a conflict between the interests of the investment adviser and its clients (including the Funds), the Adviser will vote the proxy in the best interests of its clients.  Specifically, the Proxy Policy provides that in the event of any potential or actual conflict of interest relating to a particular proxy proposal the proxy will be voted in accordance with the Proxy Policy to the extent the Proxy Policy provides that the Adviser will vote for or against such proposal.  To the extent the Policy calls for the proposal to be voted on a "case by case" basis the Adviser, depending on the facts and circumstances, will either (1) vote the proxy in accordance with the recommendation of ISS; or (2) vote the proxy pursuant to client direction.

PROXY VOTING REPORT
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund's portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC's website at
http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than  certain short term and U.S. Government securities and mutual fund shares (other than the WesMark Funds) .
Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the Executive Vice President of the Adviser and of the
Chief Compliance Officer of the Funds.  The Executive Vice President of the
Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must agree that it will safeguard the confidentiality of the information.
Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.
Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.
The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
The Funds' annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by calling 1-800-864-1013 or on the internet at www.wesmarkfunds.com, then click  on "Fund Documents" and select the appropriate document. Complete listings of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by calling 1-800-864-1013 or on the WesMark website at www.wesmarkfunds.com, click on "Fund Documents" and select the appropriate document. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds' website within 30 days (or the next business day) after the end of the calendar quarter. The summary portfolio composition information may include identification of a Fund's top ten holdings, a percentage breakdown of the portfolio by sector, maturity range or credit quality.  To access this information on the Funds' website click on the applicable Fund's name and then click on the applicable document.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for a Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a
Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

The Growth Fund owned Citigroup, Inc., $5,513,000 and Mellon Financial Corp.,
$6,411,000; the Balanced Fund owned Citigroup, Inc., $413,475, Merrill Lynch
& Co., $395,400, Goldman Sachs, $1,060,800 and Mellon Financial Corp.,
$747,950.

RESEARCH SERVICES
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, January 31, 2007, the Small Company Growth Fund's
Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was
$19,247,471 for which the Fund paid $16,152 in brokerage commissions. The
Growth Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $106,977,644 for which the Fund paid $77,383 in brokerage commissions.
The Balanced Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $20,395,476 for which the Fund paid $23,257 in brokerage commissions.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services
Company provides these at the following annual rate of the average aggregate daily net assets as specified below:

      MAXIMUM              AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE        NET ASSETS OF THE TRUST
    0.150 OF 1%           ON THE FIRST $250 MILLION
    0.125 OF 1%           ON THE NEXT $250 MILLION
    0.100 OF 1%           ON THE NEXT $250 MILLION
    0.075 OF 1%      ON ASSETS IN EXCESS OF $750 MILLION
The administrative fee received during any fiscal year shall be at least
$75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses. Prior to January
1, 2002, Federated Services Company also provided certain accounting services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.  As of January 1, 2002, State Street Bank and Trust Company has provided these fund accounting services to the Funds for an annual fee of 0.05% of the average daily net assets of the Funds.

CUSTODIAN

WesBanco Bank is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc. maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent Registered Public Accounting Firm for the Funds, Tait, Weller
& Baker LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.


On April 11, 2006, the Audit Committee of the Board of Trustees approved a change in the Funds' independent registered public accounting firm from
Deloitte & Touche LLP to Tait, Weller & Baker LLP, with approval of the full
Board on May 9, 2006.



FEES PAID BY THE FUNDS FOR SERVICES

Fund                                                 Advisory Fee Paid/                     Brokerage Commissions Paid
                                                     Advisory Fee Waived

                                                  For the fiscal year ended                 For the fiscal year ended
                                                         January 31,                               January 31,
                                         2007               2006               2005           2007     2006     2005
Small Company Growth Fund         $266,010/ $5,301   $192,119/ $4,503   $141,238/$2,833     $54,565  $56,865  $50,055
Growth Fund                       $1,998,856/$31,853 $1,939,009/$23,191 $1,915,603/$20,275  $360,300 $349,992 $274,335
Balanced Fund                     $404,645/ $11,678  $403,811/$10,397   $466,781 / $12,367  $40,663  $46,877  $29,204
Government Bond Fund              $1,146,756/$13,765 $1,156,630/$15,491 $1,124,053/ $17,095 $2,272   $272     $0
West Virginia Municipal Bond Fund $430,747/$71,791   $441,524/$73,587   $459,141 / $76,524  $0       $0       $0

Fund                                      Administrative Fee Paid/                      Shareholder Services Fee Paid/
                                          Administrative Fee Waived                    Shareholder Services Fee Waived

                                          For the fiscal year ended                       For the fiscal year ended
                                                 January 31,                                     January 31,
                                     2007           2006           2005            2007             2006             2005
Small Company Growth Fund       $75,000/       $75,013/       $75,043 /       $88,829/$35,468 $62,871/$25,616  $47,079 / $18,832
                                $28,801        $41,449        $50,343
Growth Fund                     $347,252/$0    $338,722$/0    $335,171 / $0   $665,906/ $0    $641,568/$11,774 $638,534 /
                                                                                                               $255,414
Balanced Fund                   $75,000/$4,708 $75,017/$4,472 $81,671 / $0    $134,696/ $0    $133,696/$2,666  $155,594 /
                                                                                                               $62,238
Government Bond Fund            $249,043/$0    $252,593/$0    $245,869 / $0   $477,959/ $0    $480,819/ $8,844 $468,355 /
                                                                                                               $187,342
West Virginia Municipal Bond    $93,549/$0     $96,434/$0     $100,426 / $0   $179,398/ $0    $183,952/ $3,485 $191,309 /
Fund                                                                                                           $76,524

12B-1 FEES
The Funds did not pay or accrue 12b-1 fees during the fiscal year ended
January 31, 2007. The Funds have no present intention of paying or accruing
12b-1 fees during the fiscal year ending January 31, 2008.


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and
Exchange Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year and/or start of performance periods ended January 31, 2007. Yield is given for the 30-day period ended January 31, 2007.

SMALL COMPANY GROWTH FUND*                              1 YEAR 5 YEARS          START OF PERFORMANCE
                                                                                 ON AUGUST 8, 2000

 Return Before Taxes                                    4.58%   6.31%                 (0.05)%
 Return After Taxes on Distributions                    4.58%   6.31%                 (0.25)%
 Return After Taxes on Distributions and Sale of Shares
                                                        2.97%   5.46%                 (0.13)%
Yield                                                    N/A     N/A                    N/A

GROWTH FUND                                             1 YEAR 5 YEARS          START OF PERFORMANCE
                                                                                 ON APRIL 14, 1997
 Return Before Taxes                                    5.43%   4.41%                  9.57%
 Return After Taxes on Distributions                    4.32%   4.14%                  8.18%
 Return After Taxes on Distributions and Sale of Shares
                                                        4.34%   3.72%                  7.89%
Yield                                                   0.55%    N/A                    N/A

BALANCED FUND*                                          1 YEAR 5 YEARS START OF PERFORMANCE ON APRIL 20, 1998
 Return Before Taxes                                    6.85%   3.05%                  3.93%
 Return After Taxes on Distributions                    6.30%   2.40%                  2.82%
 Return After Taxes on Distributions and Sale of Shares
                                                        4.43%   2.40%                  2.82%
Yield                                                   1.62%    N/A                    N/A

GOVERNMENT BOND FUND                                    1 YEAR 5 YEARS          START OF PERFORMANCE
                                                                                 ON APRIL 20, 1998
 Return Before Taxes                                    3.91%   3.07%                  4.23%
 Return After Taxes on Distributions                    2.41%   1.77%                  2.48%
 Return After Taxes on Distributions and Sale of Shares
                                                        2.52%   1.86%                  2.53%
Yield                                                   4.32%    N/A                    N/A

WEST VIRGINIA MUNICIPAL BOND FUND*                      1 YEAR 5 YEARS START OF PERFORMANCE ON APRIL 14, 1997
 Return Before Taxes                                    3.05%   3.48%                  4.32%
 Return After Taxes on Distributions                    3.05%   3.44%                  4.29%
 Return After Taxes on Distributions and Sale of Shares
                                                        3.15%   3.44%                  4.26%
Yield                                                   2.70%    N/A                    N/A
Tax-Equivalent Yield                                    4.62%    N/A                    N/A

*The Fund is the successor to the portfolio of a common trust fund ("CTF")
managed by the Adviser.  At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares.  The quoted performance data includes performance for periods before each of the Fund's registration became effective on August 8, 2000 for WesMark Small Company
Growth Fund, April 20, 1998, for the WesMark Balanced Fund, and April 14,
1997, for the WesMark West Virginia Municipal Bond Fund, as adjusted to reflect the Fund's expenses.  The CTF was not registered under the 1940 Act and was therefore not subject to the restrictions under the 1940 Act.  If the
CTF had been registered under the 1940 Act, the performance may have been adversely affected.
TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the reinvestment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the West
Virginia Municipal Bond Fund. The interest earned by the municipal securities owned by the West Virginia Municipal Bond Fund generally remains free from federal regular income tax and is often free from West Virginia taxes as well. However, some of the West Virginia Municipal Bond Fund's income may be subject to the AMT and state and/or local taxes.


                    TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF WEST VIRGINIA

COMBINED FEDERAL
& STATE:                     13.00%     19.50%      31.50%      34.50%       39.50%       41.50%
Single Return:                   $0 -   $7,826 -   $31,851 -   $77,101 -   $160,851 -       Over
                              7,825     31,850      77,100     160,850      349,700     $349,700
TAX-EXEMPT YIELD                                TAXABLE YIELD EQUIVALENT
0.50%                         0.57%      0.62%       0.73%       0.76%        0.83%        0.85%
1.00%                         1.15%      1.24%       1.46%       1.53%        1.65%        1.71%
1.50%                         1.72%      1.86%       2.19%       2.29%        2.48%        2.56%
2.00%                         2.30%      2.48%       2.92%       3.05%        3.31%        3.42%
2.50%                         2.87%      3.11%       3.65%       3.82%        4.13%        4.27%
3.00%                         3.45%      3.73%       4.38%       4.58%        4.96%        5.13%
3.50%                         4.02%      4.35%       5.11%       5.34%        5.79%        5.98%
4.00%                         4.60%      4.97%       5.84%       6.11%        6.61%        6.84%
4.50%                         5.17%      5.59%       6.57%       6.87%        7.44%        7.69%
5.00%                         5.75%      6.21%       7.30%       7.63%        8.26%        8.55%
5.50%                         6.32%      6.83%       8.03%       8.40%        9.09%        9.40%
6.00%                         6.90%      7.45%       8.76%       9.16%        9.92%       10.26%
6.50%                         7.47%      8.07%       9.49%       9.92%       10.74%       11.11%
7.00%                         8.05%      8.70%      10.22%      10.69%       11.57%       11.97%
7.50%                         8.62%      9.32%      10.95%      11.45%       12.40%       12.82%
8.00%                         9.20%      9.94%      11.68%      12.21%       13.22%       13.68%
8.50%                         9.77%     10.56%      12.41%      12.98%       14.05%       14.53%
9.00%                        10.34%     11.18%      13.14%      13.74%       14.88%       15.38%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                     TAXABLE YIELD EQUIVALENT FOR 2007 STATE OF WEST VIRGINIA

COMBINED FEDERAL
& STATE:                     14.00%      21.50%      31.50%       34.50%       39.50%       41.50%
Joint Return:                    $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                             15,650      63,700     128,500      195,850      349,700     $349,700
TAX-EXEMPT YIELD                                 TAXABLE YIELD EQUIVALENT
0.50%                         0.58%       0.64%       0.73%        0.76%        0.83%        0.85%
1.00%                         1.16%       1.27%       1.46%        1.53%        1.65%        1.71%
1.50%                         1.74%       1.91%       2.19%        2.29%        2.48%        2.56%
2.00%                         2.33%       2.55%       2.92%        3.05%        3.31%        3.42%
2.50%                         2.91%       3.18%       3.65%        3.82%        4.13%        4.27%
3.00%                         3.49%       3.82%       4.38%        4.58%        4.96%        5.13%
3.50%                         4.07%       4.46%       5.11%        5.34%        5.79%        5.98%
4.00%                         4.65%       5.10%       5.84%        6.11%        6.61%        6.84%
4.50%                         5.23%       5.73%       6.57%        6.87%        7.44%        7.69%
5.00%                         5.81%       6.37%       7.30%        7.63%        8.26%        8.55%
5.50%                         6.40%       7.01%       8.03%        8.40%        9.09%        9.40%
6.00%                         6.98%       7.64%       8.76%        9.16%        9.92%       10.26%
6.50%                         7.56%       8.28%       9.49%        9.92%       10.74%       11.11%
7.00%                         8.14%       8.92%      10.22%       10.69%       11.57%       11.97%
7.50%                         8.72%       9.55%      10.95%       11.45%       12.40%       12.82%
8.00%                         9.30%      10.19%      11.68%       12.21%       13.22%       13.68%
8.50%                         9.88%      10.83%      12.41%       12.98%       14.05%       14.53%
9.00%                        10.47%      11.46%      13.14%       13.74%       14.88%       15.38%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

{circle}references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

{circle}charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

{circle}discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

{circle}information about the mutual fund industry from sources such as the
   Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

LIPPER, INC.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.

MORNINGSTAR, INC.
An independent rating service, is the publisher of the bi-weekly Mutual Fund
Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500)
Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

RUSSELL 1000 GROWTH INDEX
Consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

RUSSELL 2000 INDEX
A broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BONDS
Index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX
Index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and
publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-
year periods and year-to-date.

CONSUMER PRICE INDEX
Generally considered to be a measure of inflation.

DOW JONES INDUSTRIAL AVERAGE ("DJIA")
An unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the
Dow Jones & Company, it is cited as a principal indicator of market conditions.

BANK RATE MONITOR NATIONAL INDEX
A financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX
Constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The
Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are
capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX
A composite index of 400 common stocks with market capitalizations between
$200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

S&P 600 SMALL CAP INDEX
An unmanaged capitalization-weighted index representing all major industries in the small-range of the U.S. stock market.

FINANCIAL INFORMATION


The Financial Statements for the Funds for the fiscal year ended January 31,
2007, has been audited by Tait, Weller & Baker LLP, and are incorporated herein by reference to the Annual Report to Shareholders of the WesMark Funds
dated January 31, 2007.

On April 11, 2006, the Audit Committee of the Board of Trustees approved a change in the Funds' independent registered public accounting firm from
Deloitte & Touche LLP to Tait, Weller & Baker LLP.


INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB-Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS
AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C-Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA-Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA-Bonds considered to be investment-grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the
AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A-Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.
BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.
However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C-Bonds are imminent default in payment of interest or principal.
MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
{circle}Leading market positions in well established industries.

{circle}High rates of return on funds employed.

{circle}Conservative capitalization structure with moderate reliance on debt and ample asset protection.

{circle}Broad margins in earning coverage of fixed financial charges and high internal cash generation.

{circle}Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES


WESMARK FUNDS
WesMark Small Company Growth Fund

WesMark Growth Fund

WesMark Balanced Fund

WesMark Government Bond Fund

WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive

Pittsburgh, PA 15237-7010

DISTRIBUTOR

Edgewood Services, Inc.

Clearing Operations

P.O. Box 897

Pittsburgh, PA 15230-0897

INVESTMENT ADVISER
WesBanco Investment Department
One Bank Plaza
Wheeling, WV 26003

CUSTODIAN
WesBanco Bank

One Bank Plaza

Wheeling, WV 26003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services

30 Dan Road

Canton, MA 02021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St.
Suite 2400
Philadelphia, PA 19103

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the
Funds:

FUND ACCOUNTANT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
Tait, Weller & Baker LLP

LEGAL COUNSEL
Reed Smith LLP
Dickstein Shapiro LLP
Phillips, Gardill, Kaiser & Altmeyer, PLLC

SERVICE PROVIDERS
Federated Services Company
Boston Financial Data Services
Institutional Shareholder Services, Inc.
SECURITY PRICING SERVICES
Reuters
J.J. Kenny S&P
FT Interactive Data
FRI Corporation
Bloomberg

RATINGS AGENCIES
S&P
Moody's
Fitch

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Morningstar
NASDAQ
Lipper, Inc.
Vickers
Thompson Financial

OTHER
ICI


PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)                 Conformed Copy of Declaration of Trust
                                 of the Registrant; (1)
                    (i)          Conformed Copy of Amendment No. 1 to the
                                 Declaration of   Trust of the
                                 Registrant; (2)
                    (ii)         Conformed Copy of Amendment No. 2 to the
                                 Declaration of   Trust of the
                                 Registrant; (13)
                    (iii)        Conformed Copy of Amendment No. 3 to the
                                 Declaration of   Trust of the
                                 Registrant; (13)
                    (iv)         Conformed Copy of Amendment No. 4 to the
                                 Declaration of   Trust of the
                                 Registrant; (13)
             (b)                 Copy of By-Laws of the Registrant; (1)
                    (i)          Conformed Copy of Amendment No. 4 to the
                                 By-Laws of the Registrant (10)
                    (ii)         Conformed Copy of Amendment No. 1 to the
                                 By-Laws of the Registrant; (11)
                    (iii)        Conformed Copy of Amendment No. 2 to the
                                 By-Laws of the Registrant; (11)
                    (iv)         Conformed Copy of Amendment No. 3 to the
                                 By-Laws of the Registrant; (11)
                    (v)          Conformed Copy of Amendment No. 5 to the
                                 By-Laws of the Registrant; (11)
                    (vi)         Conformed Copy of Amendment No. 6 to the
                                 By-Laws of the Registrant; (12)
                    (vii)        Conformed Copy of Amendment No. 7 to the
                                 By-Laws of the Registrant; (+)
             (c)                 Not applicable;
             (d)                 Conformed Copy of Investment Advisory
                                 Contract of the Registrant; (8)
                    (i)          Conformed Copy of Exhibit A to the
                                 Investment Advisory Contract of the
                                 Registrant; (8)
                    (ii)         Conformed Copy of Exhibit B to the
                                 Investment Advisory Contract of the
                                 Registrant; (8)
                    (iii)        Conformed Copy of Exhibit C to the
                                 Investment Advisory Contract of the
                                 Registrant; (8)
                    (iv)         Conformed Copy of Exhibit D to the
                                 Investment Advisory Contract of the
                                 Registrant; (8)
                    (v)          Conformed Copy of Exhibit E to the
                                 Investment Advisory Contract of the
                                 Registrant; (8)
                    (vi)         Conformed Copy of Amendment dated May
                                 10, 2001 to Investment Advisory
                                 Agreement between WesMark Funds and
                                 WesBanco Bank, Inc.; (9)
             (e)                 Conformed Copy of Distributor's Contract
                                 including Exhibit A of the Registrant;
                                 (1)
                    (i)          Conformed Copy of Exhibit B to the
                                 Distributor's Contract of the
                                 Registrant; (2)
                    (ii)         Conformed Copy of Exhibits C & D to the
                                 Distributor's Contract of the
                                 Registrant; (4)
                    (iii)        Conformed Copy of Exhibit E to the
                                 Distributor's Contract of the
                                 Registrant; (12)
                    (iv)         Conformed Copy of Sales Agreement with
                                 Edgewood Services, Inc.; (7)
                    (v)          Conformed Copy of Amendment dated June
                                 1, 2001 to Distributor's Contract
                                 between WesMark Funds and Edgewood
                                 Services, Inc.; (9)
                    (vi)         Conformed Copy of Amendment dated
                                 October 1, 2003 to Distributor's
                                 Contract between WesMark Funds and
                                 Edgewood Services, Inc.; (12)
             (f)                 Not applicable;
             (g)                 Conformed Copy of Custodian Contract of
                                 the Registrant; (1)
                    (i)          Conformed Copy of Exhibit 1 to the
                                 Custodian Contract of the Registrant
                                 (Schedule of Fees); (4)
                    (ii)         Conformed Copy of Amendment dated June
                                 1, 2001 to Custodian Contract between
                                 WesMark Funds and WesBanco Bank,
                                 Wheeling; (9)
             (h)    (i)          Conformed Copy of Agreement for Fund
                                 Accounting, Administrative Services, and
                                 Transfer Agency Services of the
                                 Registrant; (1)
                    (ii)         Conformed Copy of Schedule A (Fund
                                 Accounting Fees) of the Registrant; (4)
                    (iii)        Conformed Copy of Schedule B (Fees and
                                 Expenses of Transfer Agency) of the
                                 Registrant; (4)
                    (iv)         Conformed Copy of Amendment dated June
                                 1, 2001 to Agreement for Fund Accounting
                                 Services, Administrative Services,
                                 Transfer Agency Services and Custody
                                 Services Procurement of the Registrant;
                                 (9)
                    (v)          Conformed Copy of Amendment No. 2 to
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services and Custody Services of the
                                 Registrant; (12)
                    (vi)         Conformed Copy of Amendment dated
                                 October 1, 2003 to Agreement for Fund
                                 Accounting Services, Administrative
                                 Services, Transfer Agency Services and
                                 Custody Services of the Registrant; (12)
                    (vii)        Conformed Copy of Amendment No. 3 to
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services and Custody Services of the
                                 Registrant; (12)
                    (viii)       Conformed Copy of Amendment No. 4 to
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services and Custody Services of the
                                 Registrant; (12)
                    (ix)         Conformed Copy of Shareholder Services
                                 Agreement of the Registrant; (1)
                    (x)          Conformed Copy of Amendment No. 1 to
                                 Schedule A of the Shareholder Services
                                 Agreement of the Registrant; (1)
                    (xi)         conformed Copy of Amendment No. 2 to
                                 Schedule A of the Shareholder Services
                                 Agreement of the Registrant; (4)
                    (xii)        Conformed Copy of Amendment No. 3 to
                                 Schedule A of the Shareholder Services
                                 Agreement of the Registrant; (12)
                    (xiii)       Conformed Copy of Electronic
                                 Communications and Recordkeeping
                                 Agreement of the Registrant; (2)
                    (xiv)        Conformed Copy of Transfer Agent
                                 Services Agreement of the Registrant;
                                 (12)
                    (xv)         Conformed Copy of Transfer Agent
                                 Services Agreement and Schedule A (Fund
                                 Accounting Fees) of the Registrant; (+)
             (i)                 Conformed Copy of Opinion and Consent of
                                 Counsel as to legality of shares being
                                 registered; (2)
             (j)    (i)          Conformed Copy of Consent of Independent
                                 Registered Public Accounting Firm,
                                 Deloitte & Touche LLP; (+)
                    (ii)         Conformed Copy of Consent of Independent
                                 Registered Public Accounting Firm, Tait,
                                 Weller & Baker LLP; (+)
             (k)                 Not applicable;
             (l)                 Conformed Copy of Initial Capital
                                 Understanding;(2)
             (m)    (i)          Conformed Copy of Distribution Plan
                                 including Exhibit A of the Registrant;
                                 (1)
                    (ii)         Conformed Copy of Exhibit B to the
                                 Distribution Plan of the Registrant; (2)
                    (iii)        Conformed Copy of Exhibits C & D to the
                                 Distribution Plan of the Registrant; (4)
                    (iv)         Conformed Copy of Exhibit E to the
                                 Distribution Plan of the Registrant;
                                 (11)
             (n)                 Not applicable;
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (12)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Executive Officer of the
                                 Registrant; (12)
                    (iii)        Conformed copy of Power of Attorney of
                                 Chief Financial Officer and Treasurer of
                                 the Registrant; (12)
             (p)    (i)          Code of Ethics for Access Persons (12)
                    (ii)         WesBanco Bank Inc. Code of Ethics (12)

________________________________
+ All exhibits filed electronically

1.    Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed November 14, 1996 (File
      Nos. 333-16157 and 811-7925).
2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed February 4, 1997 (File Nos. 333-
      16157 and 811-7925).
4.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File
      Nos. 333-16157 and 811-7925).
7.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 6 on Form N-1A filed February 22, 2000
      (File Nos. 333-16157 and 811-7925).
8.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 11 on Form N-1A filed May 31, 2001 (File
      Nos. 333-16157 and 811-7925).
9.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 11 on Form N-1A filed March 27, 2002 (File
      Nos. 333-16157 and 811-7925).
10.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 14 on Form N-1A filed March 26, 2003(File
      Nos. 333-16157 and 811-7925).
11.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 16 on Form N-1A filed March 25, 2004(File
      Nos. 333-16157 and 811-7925).
12.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 17 on Form N-1A filed March 31, 2005, (File
      Nos. 333-16157 and 811-7925).
13.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 19 on Form N-1A filed May 16, 2006, (File
      Nos. 333-16157 and 811-7925).

Item 24.     Persons Controlled by or Under Common Control with
             Registrant

             None

Item 25.     Indemnification: (1)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment
             adviser, see the section entitled "Who Manages the Fund -
             Adviser's Background" in Part A.
             The principal executive officers and directors of the
             Trust's Investment Adviser are set forth in the following
             tables.  Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or
             Employment is with WesBanco Bank Wheeling.

(1)               (2)                    (3)
NAME              POSITION WITH THE      OTHER SUBSTANTIAL BUSINESS,
                  ADVISOR                PROFESSION, VOCATION OR EMPLOYMENT

Schmitt, Jerome B Executive Vice         WesBanco Trust & Investment
                  President              Services
                                         1 Bank Plaza
                                         Wheeling, WV   26003
Ellwood, David B  Senior Vice President  WesBanco Trust & Investment
                                         Services
                                         1 Bank Plaza
                                         Wheeling, WV   26003
Ferdon, Deborah   Vice President, CCO    WesBanco Trust & Investment
                                         Services
                                         1 Bank Plaza
                                         Wheeling, WV   26003
                                         PREVIOUS:
                                         Vice President, CCO Provident
                                         Investment Advisers, Provident
                                         Riverfront Funds & Provident
                                         Securities & Investments
                                         3 East Fourth Street
                                         Cincinnati, OH   45202
Steven Kellas     Vice President         WesBanco Trust & Investment Services
                                         Services
                                         1 Bank Plaza
                                         Wheeling, WV   26003

Item 27.     Principal Underwriters:

             (a)    Edgewood Services, Inc. the Distributor for shares of
                    the Registrant, acts as principal underwriter for the
                    following  open-end  investment  companies, including
                    the Registrant: BBH Fund, Inc., BBH  Trust,  Hibernia
                    Funds, The Huntington Funds, Huntington VA Funds, MTB
                    Group of Funds and WesMark Funds.

             (b)

        (1)                                (2)                         (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor             With Registrant

Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.                   --
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive                    --
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,                                 --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer,                   --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,                                --
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Edward C. Bartley                Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent
                                          for service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7010

Boston Financial Data Services
("Transfer Agent and Dividend             30 Dan Road
Dispersing Agent")                        Canton, MA 02021

Federated Services Company
("Administrator")                         Federated Investors
Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

WesBanco Investment Department            One Bank Plaza
("Adviser")                               Wheeling, WV 26003

WesBanco Bank                             One Bank Plaza
("Custodian")                             Wheeling, WV 26003

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, WESMARK FUNDS, CERTIFIES
THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDMENT
TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE
SECURITIES ACT OF 1933 AND has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 30th day of March, 2007.

                              WESMARK FUNDS

                           BY: /s/ Todd P. Zerega
                           Todd P. Zerega, Secretary

       Pursuant to the requirements of the Securities Act of 1933,
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                      TITLE                        DATE

By:  /s/ Todd P. Zerega          Attorney In Fact             March 30, 2007
Todd P. Zerega                   For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                                     TITLE

Robert E. Kirkbride*                    Chairman and Trustee

Jerome B. Schmitt*                      President
                                        (Principal Executive
                                        Officer)

Charles  L. Davis, Jr.*                 Chief Executive Officer

Richard N. Paddock*                     Treasurer and Chief
                                        Financial Officer
                                        (Principal Financial
                                        Officer)

Lawrence E. Bandi*                      Trustee

Robert P. W. Kanters*                   Trustee

Mark E. Kaplan*                         Trustee

* By Power of Attorney